UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22001

db-X Exchange-Traded Funds Inc.

(Exact name of Registrant as specified in charter)

60 Wall Street

New York, New York 10005

(Address of principal executive offices) (Zip code)

Alex Depetris

db-X Exchange-Traded Funds Inc.

60 Wall Street

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-5883

Date of fiscal year end: May 31, 2012

Date of reporting period: May 31, 2012

Item 1. Report to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ANNUAL REPORT

May 31, 2012

db-X Exchange-Traded Funds Inc.

db-X 2010 Target Date Fund

db-X 2020 Target Date Fund

db-X 2030 Target Date Fund

db-X 2040 Target Date Fund

db-X In-Target Date Fund

db-X Exchange-Traded Funds Inc.

TO OUR SHAREHOLDERS:

Dear Shareholder,

We are pleased to present this Annual Report for db-X Exchange-Trade Funds Inc., which covers the year ending May 31, 2012.

We believe that these funds provide convenience and clarity for investors seeking a sophisticated product in one single investment. Over the past year, the funds have continued to highlight the benefits of target-date investing. During the twelve months covered by this report, investors with a shorter investment horizon benefited from lower exposure to equities as the db-X 2010 Target Date Fund and the db-X In-Target Date Fund, which allocate a large percentage of assets to less volatile fixed-income securities, experienced NAV returns of -0.79% and -1.77%, respectively.* The db-X 2020 Target Date Fund, with a more balanced allocation between equity and fixed income securities, experienced a NAV return of -3.49%.* The db-X 2040 Target Date Fund and the db-X 2030 Target Date Fund, which have the greatest percentage allocations to equities, were affected by weak performance in domestic and international equity markets and experienced NAV returns of -4.86% and -1.17%, respectively.*

Deutsche Bank, a leading global banking institution, has managed and operated a successful and growing platform of exchange-traded products since 2006. Our team at Deutsche Bank values the trust that you have placed in us and we look forward to meeting your investment needs by continuing to offer innovative index-driven strategies.

Very truly yours,

Alex Depetris Chairman, President and Chief Executive Officer July 26, 2012

* Performance quoted represents past performance, assumes reinvestment of all dividends and capital gains distributions at NAV, and does not guarantee future results. The NAV return is based on the changes in a Fund’s per share NAV for the period(s) indicated. The Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current performance may be higher or lower than the performance quoted. See pages 3-13 of this report for additional performance information, including performance data based on market value. Performance data for the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

This Page is Intentionally Left Blank

db-X Exchange-Traded Funds Inc.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

After a sharp downturn in the late summer of 2011, positive economic news pushed US equity markets higher through the end of March 2012. However, concerns over financial instability in Europe sent the broad market indices lower to close the year ended May 31, 2012 relatively flat, with the S&P 500 Index decreasing -0.41%, the Russell 3000 Index decreasing -3.86% and the NASDAQ Composite Index increasing 0.79%. International markets were much weaker, with the Morgan Stanley Capital International EAFE Index (measuring equities in Europe, Australasia and the Far East) losing -20.48%. U.S. fixed income securities continued to be a haven for risk-averse investors, with the Barclays Capital U.S. Aggregate Bond Index increasing 7.12% during the same period.

The db-X Exchange-Traded Funds had a wide range of returns during the year (For specific performance results, please refer to the Fund Performance Section on the following pages of this report). The wide range in the performance of the five db-X Exchange-Traded Funds was due to the varying allocations in the Funds to domestic equities, international equities and fixed income securities. The db-X 2040 Target Date Fund, which has the greatest exposure to international equities, experienced a -4.86% NAV return during the one year period ending May 31, 2012. The db-X 2010 Target Date Fund, which has a heavy exposure to short term U.S. Treasuries, experienced a more modest -0.79% NAV return during the same period.

The Standard & Poor’s (“S&P”) 500 Index is a broad-based index designed to measure the performance of the domestic stock market as represented by 500 large capitalization stocks.

The Russell 3000 Index is a broad-based index representing approximately 98% of the investable U.S. equity market.

The NASDAQ Composite Index is a broad-based index of NASDAQ-listed securities commonly used as a barometer of technology stock performance.

The Morgan Stanley Capital International (“MSCI”) EAFE Index is a broad-based index representing the largest stocks by market capitalization in 21 developed countries in Europe, Australasia and the Far East.

The Barclays Capital U.S. Aggregate Bond Index is a broad-based index designed to represent the U.S. investment-grade bond universe.

*************************

Performance quoted above represents past performance, assumes reinvestment of all dividends and capital gains distributions at net asset value (“NAV”), and does not guarantee future results. A Fund’s NAV return is based on the changes in the Fund’s NAV per share for the period indicated. A Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current Fund performance may be higher or lower than the performance quoted. Fund performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. See pages 4-13 of this report for additional performance information, including performance data based on market value.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses, or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, a Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2010 Target Date Fund (TDD)

The db-X 2010 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2010 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2010 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the year ended May 31, 2012, the Fund’s net asset value decreased -0.79%, compared to a decrease of -0.09% for the Zacks 2010 Lifecycle Index and an increase of 2.48% for the Dow Jones Target 2010 Index. The Fund’s performance benefited from favorable results in short-term fixed income securities, partially offset by the Fund’s exposure to domestic and international equities.

Performance as of 5/31/12

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
One Year	-0.79%	-4.41%	-0.09%	2.48%
Since Inception[1]	0.68%	-0.69%	0.96%	4.09%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
One Year	-0.79%	-4.41%	-0.09%	2.47%
Since Inception[1]	3.23%	-3.16%	4.55%	20.57%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2011, as disclosed in the most recent prospectus dated September 28, 2011, was 1.70%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/12.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2010 Target Date Fund (TDD) (Continued)

Growth of a $10,000 Investment in TDD2 as of 5/31/12

2 Based on Net Asset Value from commencement of trading 10/1/07.

Asset Class Breakdown* as of 5/31/12

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 5/31/12

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Apple, Inc.	74	$42,753	0.5%
Exxon Mobil Corp.	397	31,216	0.3%
Microsoft Corp.	679	19,820	0.2%
Wal-Mart Stores, Inc.	301	19,812	0.2%
International Business Machines Corp.	100	19,289	0.2%
General Electric Co.	910	17,372	0.2%
AT&T, Inc.	498	17,016	0.2%
Berkshire Hathaway, Inc., Class B	212	16,824	0.2%
Pfizer, Inc.	723	15,811	0.2%
Wells Fargo & Co.	472	15,127	0.2%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
US Government Note/Bond 4.75%, 5/15/14	$763,800	$830,274	8.8%
US Government Note/Bond 2.375%, 8/31/14	537,000	561,920	5.9%
US Government Note/Bond 1.125%, 12/15/12	555,700	558,674	5.9%
US Government Note/Bond 1.375%, 10/15/12	507,600	510,019	5.4%
US Government Note/Bond 1.00%, 5/15/14	470,900	477,541	5.1%
US Government Note/Bond 1.75%, 8/15/12	445,800	447,367	4.7%
US Government Note/Bond 3.50%, 5/31/13	429,500	443,593	4.7%
US Government Note/Bond 0.75%, 12/15/13	437,500	440,850	4.7%
US Government Note/Bond 0.75%, 9/15/13	434,100	437,000	4.6%
US Government Note/Bond 3.125%, 8/31/13	414,100	429,047	4.5%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 5/31/12

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2020 Target Date Fund (TDH)

The db-X 2020 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2020 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2020 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the year ended May 31, 2012, the Fund’s net asset value decreased -3.49%, compared to a decrease of -3.61% for the Zacks 2020 Lifecycle Index and -0.70% for the Dow Jones Target 2020 Index. The Fund’s performance benefited from favorable results in short- and intermediate-term fixed income securities, offset by the Fund’s roughly 50% exposure to domestic and international equities.

Performance as of 5/31/12

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
One Year	-3.49%	-7.67%	-3.61%	-0.70%
Since Inception[1]	-0.32%	-1.83%	-0.21%	1.88%
Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
One Year	-3.49%	-7.67%	-3.61%	-0.71%
Since Inception[1]	-1.47%	-8.26%	-0.99%	9.07%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2011, as disclosed in the most recent prospectus dated September 28, 2011, was 1.42%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/12.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2020 Target Date Fund (TDH) (Continued)

Growth of a $10,000 Investment in TDH2 as of 5/31/12

2 Based on Net Asset Value from commencement of trading 10/1/07.

Asset Class Breakdown* as of 5/31/12

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 5/31/12

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Apple, Inc.	1,033	$596,795	1.9%
Exxon Mobil Corp.	6,242	490,809	1.5%
Microsoft Corp.	10,313	301,035	0.9%
Wal-Mart Stores, Inc.	4,540	298,822	0.9%
International Business Machines Corp.	1,465	282,598	0.9%
AT&T, Inc.	8,063	275,513	0.9%
General Electric Co.	13,892	265,198	0.8%
Berkshire Hathaway, Inc., Class B	3,224	255,856	0.8%
Chevron Corp.	2,449	240,761	0.8%
Pfizer, Inc.	10,549	230,706	0.7%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
US Government Note/Bond 4.75%, 5/15/14	$898,000	$976,154	3.1%
US Government Note/Bond 1.375%, 5/15/13	847,300	856,766	2.7%
US Government Note/Bond 3.125%, 8/31/13	814,900	844,313	2.6%
US Government Note/Bond 1.125%, 6/15/13	831,300	839,256	2.6%
US Government Note/Bond 1.75%, 8/15/12	823,100	825,994	2.6%
US Government Note/Bond 2.625%, 12/31/14	761,300	806,324	2.5%
US Government Note/Bond 1.375%, 2/15/13	797,900	804,695	2.5%
US Government Note/Bond 2.375%, 9/30/14	761,300	798,175	2.5%
US Government Note/Bond 3.375%, 7/31/13	769,100	797,311	2.5%
US Government Note/Bond 1.375%, 3/15/13	783,100	790,533	2.5%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 5/31/12

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2030 Target Date Fund (TDN)

The db-X 2030 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2030 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2030 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the year ended May 31, 2012, the Fund’s net asset value decreased -1.17%, compared to a decrease of -0.30% for the Zacks 2030 Lifecycle Index and -4.49% for the Dow Jones Target 2030 Index. The Fund’s performance benefited from favorable results in intermediate-term fixed income securities, offset by the Fund’s exposure to domestic and international equities.

Performance as of 5/31/12

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
One Year	-1.17%	-7.55%	-0.30%	-4.49%
Since Inception[1]	-2.01%	-3.42%	-1.66%	0.10%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
One Year	-1.17%	-7.55%	-0.30%	-4.49%
Since Inception[1]	-9.03%	-14.99%	-7.51%	0.48%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2011, as disclosed in the most recent prospectus dated September 28, 2011, was 1.43%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/12.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2030 Target Date Fund (TDN) (Continued)

Growth of a $10,000 Investment in TDN2 as of 5/31/12

2 Based on Net Asset Value from commencement of trading 10/1/07.

Asset Class Breakdown* as of 5/31/12

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 5/31/12

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Apple, Inc.	1,356	$783,402	2.6%
Exxon Mobil Corp.	8,128	639,104	2.1%
Wal-Mart Stores, Inc.	5,996	394,657	1.3%
Microsoft Corp.	13,264	387,175	1.3%
International Business Machines Corp.	1,890	364,582	1.2%
AT&T, Inc.	10,596	362,066	1.2%
General Electric Co.	18,117	345,854	1.2%
Berkshire Hathaway, Inc., Class B	4,214	334,422	1.1%
Chevron Corp.	3,283	322,751	1.1%
Procter & Gamble (The) Co.	4,873	303,539	1.0%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
US Government Note/Bond 4.375%, 5/15/40	$464,000	$629,373	2.1%
US Government Note/Bond 7.625%, 2/15/25	364,200	603,035	2.0%
US Government Note/Bond 4.50%, 8/15/39	327,400	451,914	1.5%
US Government Note/Bond 4.375%, 2/15/38	271,100	365,688	1.2%
Federal Home Loan Mortgage Corp., MTN, 6.25%, 7/15/32	230,000	345,232	1.2%
US Government Note/Bond 4.375%, 11/15/39	227,400	308,163	1.0%
ConocoPhillips, 5.90%, 10/15/32	167,000	212,748	0.7%
Pacific Gas & Electric Co., 6.05%, 3/01/34	145,000	185,609	0.6%
BellSouth Corp., 6.00%, 11/15/34	156,000	174,813	0.6%
Citigroup, Inc., 8.125%, 7/15/39	129,000	171,646	0.6%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 5/31/12

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2040 Target Date Fund (TDV)

The db-X 2040 Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2040 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2040 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the year ended May 31, 2012, the Fund’s net asset value decreased -4.86%, compared to a decrease of -5.68% for the Zacks 2040 Lifecycle Index and -7.25% for the Dow Jones Target 2040 Index. The Fund’s performance was affected by weak results in domestic and international equities, partially offset by positive performance of intermediate-and long-term fixed income securities.

Performance as of 5/31/12

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
One Year	-4.86%	-3.78%	-5.68%	-7.25%
Since Inception[1]	-3.31%	-3.04%	-3.37%	-0.92%
Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
One Year	-4.86%	-3.78%	-5.68%	-7.25%
Since Inception[1]	-14.54%	-13.43%	-14.77%	-4.23%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2011, as disclosed in the most recent prospectus dated September 28, 2011, was 1.43%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/12.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X 2040 Target Date Fund (TDV) (Continued)

Growth of a $10,000 Investment in TDV2 as of 5/31/12

2 Based on Net Asset Value from commencement of trading 10/1/07.

Asset Class Breakdown* as of 5/31/12

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 5/31/12

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Apple, Inc.	1,581	$913,391	3.2%
Exxon Mobil Corp.	9,633	757,442	2.7%
Wal-Mart Stores, Inc.	7,044	463,635	1.6%
Microsoft Corp.	15,748	459,684	1.6%
International Business Machines Corp.	2,313	446,178	1.6%
AT&T, Inc.	12,478	426,372	1.5%
General Electric Co.	21,315	406,904	1.4%
Berkshire Hathaway, Inc., Class B	4,984	395,530	1.4%
Chevron Corp.	3,934	386,752	1.4%
Pfizer, Inc.	16,174	353,725	1.2%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
US Government Note/Bond 4.625%, 2/15/40	$100,000	$140,750	0.5%
US Government Note/Bond 4.375%, 11/15/39	100,000	135,516	0.5%
US Government Note/Bond 3.875%, 8/15/40	99,000	124,013	0.4%
US Government Note/Bond 4.375%, 5/15/40	88,500	120,042	0.4%
US Government Note/Bond 4.75%, 2/15/41	80,000	114,962	0.4%
BellSouth Corp., 6.00%, 11/15/34	74,000	82,925	0.3%
MidAmerican Energy Holdings Co., 6.125%, 4/01/36	55,000	69,944	0.2%
Pacific Gas & Electric Co., 6.05%, 3/01/34	52,000	66,563	0.2%
Federative Republic of Brazil (Brazil), 7.125%, 1/20/37	48,000	66,480	0.2%
Wal-Mart Stores, Inc., 6.50%, 8/15/37	42,000	57,723	0.2%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown*

as of 5/31/12

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X In-Target Date Fund (TDX)

The db-X In-Target Date Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks In-Target Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks In-Target Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the year ended May 31, 2012, the Fund’s net asset value decreased -1.77%, compared to a decrease of -1.24% for the Zacks In-Target Lifecycle Index and an increase of 3.39% for the Dow Jones Target Today Index.

Performance as of 5/31/12

Average Annual Total Returns
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
One Year	-1.77%	-7.26%	-1.24%	3.39%
Since Inception[1]	2.11%	0.33%	2.26%	5.20%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
One Year	-1.77%	-7.26%	-1.24%	3.39%
Since Inception[1]	10.24%	1.56%	11.02%	26.68%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

Performance quoted represents past performance, assumes reinvestment of all dividends and capital gain distributions, and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.dbxstrategicadvisors.db.com. Investment in the fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio for the fiscal year ended May 31, 2011, as disclosed in the most recent prospectus dated September 28, 2011, was 1.66%. DBX Strategic Advisors LLC, the advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until 9/30/12.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The net asset value return is based on the changes in the Fund’s net asset value per share (“NAV”). The Fund’s NAV is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on the NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on the NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. The Dow Jones Target Date Indexes are designed to measure the performance of multi-asset class portfolios that allocate among U.S. and global stock, bond and cash subindexes on a monthly basis. The indexes automatically adjust their asset allocation over time to reflect reductions in potential risk as the investor’s target date approaches.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation. Upon reaching the target date, the index whose performance the Fund seeks to track will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date (“Moderately-Conservative Allocation”).

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

PERFORMANCE SUMMARY

db-X In-Target Date Fund (TDX) (Continued)

Growth of a $10,000 Investment in TDX2 as of 5/31/12

2 Based on Net Asset Value from commencement of trading 10/1/07.

Asset Class Breakdown* as of 5/31/12

* Weightings are expressed as a percentage of total investments and may change over time.

Top Ten Holdings3 as of 5/31/12

Top Ten Equity Holdings

Description	Shares	Value	% of Net Assets
Apple, Inc.	168	$97,058	0.9%
Exxon Mobil Corp.	1,055	82,954	0.8%
Wal-Mart Stores, Inc.	784	51,602	0.5%
Microsoft Corp.	1,670	48,748	0.5%
International Business Machines Corp.	250	48,224	0.5%
General Electric Co.	2,265	43,239	0.4%
AT&T, Inc.	1,265	43,226	0.4%
Berkshire Hathaway, Inc., Class B	539	42,775	0.4%
Chevron Corp.	431	42,372	0.4%
Coca-Cola (The) Co.	531	39,682	0.4%

Top Ten Fixed Income Holdings

Description	Principal Amount	Value	% of Net Assets
US Government Note/Bond 4.75%, 5/15/14	$588,900	$640,152	6.2%
US Government Note/Bond 1.00%, 5/15/14	472,500	479,162	4.6%
US Government Note/Bond 2.875%, 1/13/13	468,800	477,260	4.6%
US Government Note/Bond 1.125%, 12/15/12	415,100	417,322	4.0%
US Government Note/Bond 0.75%, 9/15/13	397,000	399,652	3.9%
US Government Note/Bond 2.625%, 7/31/14	372,000	390,687	3.8%
US Government Note/Bond 0.75%, 12/15/13	383,700	386,638	3.7%
US Government Note/Bond 1.375%, 10/15/12	377,000	378,797	3.7%
US Government Note/Bond 2.50%, 3/31/13	363,700	370,718	3.6%
US Government Note/Bond 1.375%, 9/15/12	369,000	370,398	3.6%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.dbxstrategicadvisors.db.com.

Sector Breakdown* as of 5/31/12

* Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Bloomberg industry name.

db-X Exchange-Traded Funds Inc.

FEES AND EXPENSES

As a shareholder of one or more of the funds of db-X Exchange-Traded Funds Inc. (each, a “Fund” and collectively, the “Funds” or “db-X Target Date Funds”), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held through the six month period ended May 31, 2012.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Annualized Expense Ratio(1) based on the number of days in the period	Expenses Paid During the Period(2) December 1, 2011 to May 31, 2012
db-X 2010 Target Date Fund
Actual	$1,000.00	$1,003.80	0.65%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
db-X 2020 Target Date Fund
Actual	$1,000.00	$1,017.30	0.65%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
db-X 2030 Target Date Fund
Actual	$1,000.00	$1,043.10	0.65%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
db-X 2040 Target Date Fund
Actual	$1,000.00	$1,033.30	0.65%	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
db-X In-Target Date Fund
Actual	$1,000.00	$1,008.60	0.65%	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29

(1) DBX Strategic Advisors LLC (the “Advisor”), has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses for shares of each Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until September 30, 2012. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be paid to the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. Ratios would have been higher if fees were not reduced by the Advisor.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 1, 2011 to May 31, 2012. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 183 days and then dividing the result by 366.

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2010 Target Date Fund

May 31, 2012

	Number of Shares	Value

COMMON STOCKS — 11.8%
Basic Materials — 0.4%
Air Liquide S.A. (France)	27	$2,920
Allied Nevada Gold Corp.*	33	856
Anglo American PLC (United Kingdom)	139	4,217
BASF SE (Germany)	20	1,394
Bayer AG (Germany)	3	190
BHP Billiton Ltd. (Australia)	193	5,984
BHP Billiton PLC (United Kingdom)	47	1,226
Coeur d’Alene Mines Corp.*	50	845
Dow Chemical (The) Co.	116	3,603
E.I. du Pont de Nemours & Co.	137	6,611
Freeport-McMoRan Copper & Gold, Inc.	100	3,204
Hecla Mining Co.	134	570
Horsehead Holding Corp.*	67	594
Molycorp, Inc.*	67	1,319
Newmont Mining Corp.	47	2,217
Rio Tinto PLC (United Kingdom)	38	1,626
Vulcan Materials Co.	33	1,143
WR Grace & Co.*	67	3,518

		42,037

Communications — 1.4%
Acme Packet, Inc.*	50	1,144
Amazon.com, Inc.*	33	7,026
Anixter International, Inc.	5	288
Aruba Networks, Inc.*	67	880
AT&T, Inc.	498	17,016
Cisco Systems, Inc.	500	8,164
Comcast Corp., Class A	240	6,939
Corning, Inc.	156	2,026
Deutsche Telekom AG (Germany)	290	2,859
DISH Network Corp., Class A	134	3,757
eBay, Inc.*	67	2,626
France Telecom S.A. (France)	197	2,475
Google, Inc., Class A*	19	11,036
Motorola Solutions, Inc.	134	6,443
News Corp., Class A	165	3,168
Nokia OYJ (Finland)	367	964
NTT DoCoMo, Inc. (Japan)	1	1,595
Rackspace Hosting, Inc.*	83	4,106
Sprint Nextel Corp.*	1,202	3,089
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	285	2,419
Thomson Reuters Corp. (Canada)	100	2,747
TIBCO Software, Inc.*	79	2,113
Time Warner, Inc.	123	4,240
United Online, Inc.	200	790
Verizon Communications, Inc.	229	9,536
Vivendi (France)	133	2,148
Vodafone Group PLC (United Kingdom)	2,931	7,805
Walt Disney (The) Co.	185	8,457
Yahoo!, Inc.*	138	2,103

		127,959

Consumer, Cyclical — 1.2%
Ascena Retail Group, Inc.*	67	1,268
Bebe Stores, Inc.	134	855

	Number of Shares	Value

Consumer, Cyclical (Continued)
Brunswick Corp.	67	$1,467
Cinemark Holdings, Inc.	134	3,090
CROCS, Inc.*	67	1,133
CVS Caremark Corp.	127	5,707
Daimler AG (Germany)	84	3,888
Dana Holding Corp.	100	1,332
Ford Motor Co.	299	3,157
Hennes & Mauritz AB, Class B (Sweden)	102	3,027
Honda Motor Co. Ltd. (Japan)	31	993
Johnson Controls, Inc.	117	3,526
Kohl’s Corp.	134	6,139
Las Vegas Sands Corp.	67	3,094
McDonald’s Corp.	110	9,827
Modine Manufacturing Co.*	67	434
Nike, Inc., Class B	50	5,409
Nintendo Co. Ltd. (Japan)	10	1,164
Nu Skin Enterprises, Inc., Class A	50	2,144
Penske Automotive Group, Inc.	67	1,647
Saks, Inc.*	67	661
Sally Beauty Holdings, Inc.*	67	1,771
Steelcase, Inc., Class A	67	588
Target Corp.	67	3,880
Titan Machinery, Inc.*	67	2,067
Toyota Motor Corp. (Japan)	333	12,911
Wal-Mart Stores, Inc.	301	19,812
Warnaco Group (The), Inc.*	84	3,739
World Fuel Services Corp.	110	4,125

		108,855

Consumer, Non-cyclical — 2.7%
Abbott Laboratories	150	9,269
AMERIGROUP Corp.*	28	1,747
Amgen, Inc.	100	6,952
Amsurg Corp.*	67	1,830
Anheuser-Busch InBev NV (Belgium)	67	4,536
AstraZeneca PLC (United Kingdom)	135	5,440
Brink’s (The) Co.	67	1,526
Bristol-Myers Squibb Co.	134	4,468
British American Tobacco PLC (United Kingdom)	179	8,426
Bruker Corp.*	52	771
Cardinal Health, Inc.	134	5,545
Catalyst Health Solutions, Inc.*	88	7,645
Coca-Cola (The) Co.	181	13,526
CONMED Corp.	67	1,795
Diageo PLC (United Kingdom)	238	5,667
Geo Group (The), Inc.*	67	1,458
Geron Corp.*	267	350
GlaxoSmithKline PLC (United Kingdom)	201	4,449
Harris Teeter Supermarkets, Inc.	25	938
HEALTHSOUTH Corp.*	33	632
Healthways, Inc.*	67	439
Humana, Inc.	67	5,118
Incyte Corp. Ltd.*	67	1,428
Intuitive Surgical, Inc.*	13	6,800
Invacare Corp.	67	998
JM Smucker (The) Co.	67	5,130

See Notes to Financial Statements.	15

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2010 Target Date Fund (Continued)

May 31, 2012

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Johnson & Johnson	224	$13,983
Kindred Healthcare, Inc.*	67	554
Kraft Foods, Inc., Class A	152	5,817
Lexicon Pharmaceuticals, Inc.*	668	1,062
Live Nation Entertainment, Inc.*	83	776
Magellan Health Services, Inc.*	7	295
MannKind Corp.*	334	608
Merck & Co., Inc.	284	10,673
Molina Healthcare, Inc.*	67	1,709
Navigant Consulting, Inc.*	134	1,604
Nestle S.A. (Switzerland)	217	12,293
Novartis AG (Switzerland)	135	7,009
Pfizer, Inc.	723	15,811
Procter & Gamble (The) Co.	228	14,202
Quidel Corp.*	67	1,053
Roche Holding AG (Switzerland)	33	5,148
Rollins, Inc.	121	2,570
Salix Pharmaceuticals Ltd.*	50	2,591
Sanofi (France)	24	1,632
Seaboard Corp.*	1	1,986
Seattle Genetics, Inc.*	67	1,305
Select Medical Holdings Corp.*	67	619
Sirona Dental Systems, Inc.*	43	1,840
Sotheby’s	50	1,525
Tesco PLC (United Kingdom)	779	3,628
Teva Pharmaceutical Industries Ltd. (Israel)	93	3,726
Unilever NV (Netherlands)	159	5,002
Unilever PLC (United Kingdom)	125	3,927
United Rentals, Inc.*	67	2,315
UnitedHealth Group, Inc.	114	6,358
Viropharma, Inc.*	67	1,349
Visa, Inc., Class A	93	10,713

		250,566

Energy — 1.1%
Berry Petroleum Co., Class A	40	1,556
BG Group PLC (United Kingdom)	71	1,358
Bill Barrett Corp.*	89	1,719
BP PLC (United Kingdom)	1,020	6,200
Cameron International Corp.*	67	3,061
Chevron Corp.	150	14,747
ConocoPhillips	126	6,572
Crosstex Energy, Inc.	67	905
Dril-Quip, Inc.*	9	545
Endeavour International Corp.*	67	669
ENI S.p.A (Italy)	275	5,304
EQT Corp.	67	3,107
Exxon Mobil Corp.	397	31,216
Halliburton Co.	67	2,014
McMoRan Exploration Co.*	67	652
Peabody Energy Corp.	74	1,729
Royal Dutch Shell PLC, Class A (United Kingdom)	201	6,221
Royal Dutch Shell PLC, Class B (United Kingdom)	105	3,359
RPC, Inc.	112	1,163
Schlumberger Ltd. (Netherland Antilles)	105	6,641

	Number of Shares	Value

Energy (Continued)
Southwestern Energy Co.*	96	$2,691
Total S.A. (France)	128	5,502
Vantage Drilling Co.*	667	1,001

		107,932

Financial — 2.3%
1st Source Corp.	67	1,428
Allianz SE (Germany)	47	4,249
Allstate (The) Corp.	200	6,788
Alterra Capital Holdings Ltd. (Bermuda)	67	1,488
American Campus Communities, Inc. REIT	7	307
American Capital Agency Corp.	67	2,189
American Capital Ltd.*	184	1,704
American Express Co.	100	5,583
American International Group, Inc.*	134	3,910
Apollo Investment Corp.	150	1,116
Australia & New Zealand Banking Group Ltd. (Australia)	186	3,771
AvalonBay Communities, Inc. REIT	40	5,590
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	317	1,804
Banco Santander S.A. (Spain)	310	1,646
Bank of America Corp.	960	7,056
Barclays PLC (United Kingdom)	757	2,054
Berkshire Hathaway, Inc., Class B*	212	16,824
BioMed Realty Trust, Inc. REIT	33	596
BNP Paribas (France)	83	2,640
Boston Private Financial Holdings, Inc.	200	1,804
Boston Properties, Inc. REIT	80	8,233
CBL & Associates Properties, Inc. REIT	100	1,746
Charles Schwab (The) Corp.	112	1,396
Chemical Financial Corp.	67	1,362
Citigroup, Inc.	228	6,044
Commonwealth Bank of Australia (Australia)	129	6,181
Credit Suisse Group AG (Switzerland)	71	1,345
DCT Industrial Trust, Inc. REIT	134	780
Deutsche Bank AG (Germany) (a)	56	2,014
Equity One, Inc. REIT	73	1,450
Franklin Resources, Inc.	21	2,243
Goldman Sachs Group (The), Inc.	39	3,732
Hatteras Financial Corp. REIT	67	1,913
HCP, Inc. REIT	134	5,473
HFF, Inc., Class A*	67	876
Highwoods Properties, Inc. REIT	54	1,742
HSBC Holdings PLC (United Kingdom)	1,027	8,054
Invesco Mortgage Capital, Inc. REIT	67	1,215
JPMorgan Chase & Co	315	10,443
Kilroy Realty Corp. REIT	50	2,296
LaSalle Hotel Properties REIT	50	1,379
Meadowbrook Insurance Group, Inc.	134	1,191
MFA Financial, Inc. REIT	226	1,722
Mizuho Financial Group, Inc. (Japan)	1,113	1,632
National Australia Bank Ltd. (Australia)	175	3,816
National Retail Properties, Inc. REIT	65	1,722
NewStar Financial, Inc.*	134	1,498
Nordea Bank AB (Sweden)	300	2,216
OMEGA Healthcare Investors, Inc. REIT	65	1,372
PennantPark Investment Corp.	134	1,307

See Notes to Financial Statements.	16

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2010 Target Date Fund (Continued)

May 31, 2012

	Number of Shares	Value

Financial (Continued)
Pinnacle Financial Partners, Inc.*	67	$1,143
Primerica, Inc.	67	1,613
S&T Bancorp, Inc.	67	1,150
Simon Property Group, Inc. REIT	42	6,196
Societe Generale (France)*	47	933
Standard Chartered PLC (United Kingdom)	192	3,868
Sumitomo Mitsui Financial Group, Inc. (Japan)	81	2,364
T. Rowe Price Group, Inc.	83	4,780
Tanger Factory Outlet Centers, Inc. REIT	67	2,078
UBS AG (Switzerland)	337	3,797
Washington Real Estate Investment Trust REIT	33	929
Wells Fargo & Co.	472	15,127
WesBanco, Inc.	67	1,362
Westamerica Bancorporation	67	2,996
Westpac Banking Corp. (Australia)	261	5,137
Weyerhaeuser Co. REIT	239	4,758
Zurich Financial Services AG (Switzerland)	15	3,066

		220,237

Industrial — 0.9%
ABB Ltd. (Switzerland)	219	3,428
Caterpillar, Inc.	66	5,782
CLARCOR, Inc.	21	1,025
Cymer, Inc.*	67	3,629
Drew Industries, Inc.*	67	1,779
Eaton Corp.	36	1,536
Emerson Electric Co.	87	4,069
FedEx Corp.	50	4,457
General Dynamics Corp.	25	1,600
General Electric Co.	910	17,372
GrafTech International Ltd.*	76	811
Greenbrier Cos., Inc.*	67	927
Ingersoll-Rand PLC (Ireland)	134	5,536
Jacobs Engineering Group, Inc.*	67	2,380
John Bean Technologies Corp.	67	933
Koninklijke Philips Electronics NV (Netherlands)	106	1,874
Measurement Specialties, Inc.*	67	2,188
Multi-Fineline Electronix, Inc.*	67	1,660
Nordson Corp.	33	1,769
Republic Services, Inc.	158	4,164
Schneider Electric S.A. (France)	44	2,343
Siemens AG (Germany)	36	2,961
Silgan Holdings, Inc.	58	2,424
Stanley Black & Decker, Inc.	67	4,439
Thermo Fisher Scientific, Inc.	50	2,524
United Parcel Service, Inc., Class B	77	5,770
Vinci S.A. (France)	41	1,638

		89,018

Technology — 1.6%
Accenture PLC, Class A (Ireland)	67	3,826
Activision Blizzard, Inc.	401	4,708
Apple, Inc.*	74	42,753
Ariba, Inc.*	67	3,010
Concur Technologies, Inc.*	21	1,299
Deltek, Inc.*	134	1,406
EPIQ Systems, Inc.	67	739

	Number of Shares	Value

Technology (Continued)
Fortinet, Inc.*	67	$1,424
Hewlett-Packard Co.	200	4,536
Intel Corp.	417	10,776
International Business Machines Corp.	100	19,289
Jack Henry & Associates, Inc.	69	2,278
MedAssets, Inc.*	67	758
Microsemi Corp.*	67	1,183
Microsoft Corp.	679	19,820
Monolithic Power Systems, Inc.*	67	1,259
Monotype Imaging Holdings, Inc.*	67	918
Omnicell, Inc.*	67	877
Oracle Corp.	468	12,388
Parametric Technology Corp.*	73	1,475
QLIK Technologies, Inc.*	67	1,523
QUALCOMM, Inc.	134	7,680
Quest Software, Inc.*	85	2,125
Riverbed Technology, Inc.*	95	1,558
Silicon Graphics International Corp.*	67	395
Silicon Image, Inc.*	200	884
TriQuint Semiconductor, Inc.*	67	349
VeriFone Systems, Inc.*	50	1,806
Xerox Corp.	534	3,855

		154,897

Utilities — 0.2%
CenterPoint Energy, Inc.	134	2,711
E.ON AG (Germany)	198	3,618
GDF Suez (France)	121	2,390
Piedmont Natural Gas Co., Inc.	124	3,760
Southern Co.	39	1,790

		14,269

TOTAL COMMON STOCKS (Cost $1,213,272)		1,115,770

	Principal Amount	Value

CORPORATE BONDS — 11.5%
Basic Materials — 0.1%
BHP Billiton Finance USA Ltd. (Australia) 4.80%, 4/15/13	$13,000	13,479

Communications — 0.8%
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	25,000	26,854
Comcast Cable Communications Holdings, Inc. 8.375%, 3/15/13	40,000	42,301
Google, Inc. 1.25%, 5/19/14	7,000	7,110

		76,265

Consumer, Cyclical — 0.3%
Wal-Mart Stores, Inc. 4.55%, 5/01/13	23,000	23,829

Consumer, Non-cyclical — 0.8%
Kroger (The) Co. 5.50%, 2/01/13	30,000	30,936

See Notes to Financial Statements.	17

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2010 Target Date Fund (Continued)

May 31, 2012

	Principal Amount	Value

Consumer, Non-cyclical (Continued)
Wyeth 5.50%, 2/01/14	$37,000	$40,020

		70,956

Energy — 1.0%
Apache Corp. 5.25%, 4/15/13	21,000	21,806
BP Capital Markets PLC (United Kingdom) 3.625%, 5/08/14	23,000	24,089
Spectra Energy Capital LLC 6.25%, 2/15/13	47,000	48,519

		94,414

Financial — 5.9%
Bank of America Corp., MTN 3.125%, 6/15/12	87,000	87,070
Bank of America Corp. 4.875%, 1/15/13	73,000	74,287
Bank of New York Mellon (The) Corp. 4.30%, 5/15/14	57,000	60,932
Boeing Capital Corp. 5.80%, 1/15/13	37,000	38,200
Boston Properties LP 6.25%, 1/15/13	1,000	1,031
Caterpillar Financial Services Corp., MTN 6.125%, 2/17/14	13,000	14,150
Citigroup, Inc. 6.375%, 8/12/14	20,000	21,460
General Electric Capital Corp., Series G, MTN 5.25%, 10/19/12	30,000	30,537
HSBC Finance Corp. 6.375%, 11/27/12	42,000	43,063
JPMorgan Chase & Co. 5.75%, 1/02/13	74,000	75,967
Morgan Stanley 5.30%, 3/01/13	49,000	49,989
Prudential Financial, Inc., Series B, MTN 5.10%, 9/20/14	22,000	23,694
Wachovia Corp. 5.25%, 8/01/14	33,000	35,308

		555,688

Government — 2.0%
European Investment Bank, MTN (Supranational) 4.625%, 5/15/14	128,000	137,149
Inter-American Development Bank (Supranational) 4.375%, 9/20/12	55,000	55,646

		192,795

Technology — 0.3%
Hewlett-Packard Co. 6.125%, 3/01/14	25,000	26,877

Utilities — 0.3%
Exelon Generation Co. LLC 5.35%, 1/15/14	30,000	31,865

TOTAL CORPORATE BONDS (Cost $1,070,236)		1,086,168

	Principal Amount	Value

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 76.3%
Federal Home Loan Mortgage Corp. — 4.3%
4.50%, 1/15/13	$396,000	$406,607

Federal National Mortgage Association — 1.4%
1.50%, 6/26/13	127,000	128,746

United States Treasury Bonds/ Notes — 70.6%
1.75%, 8/15/12	445,800	447,367
1.375%, 10/15/12	507,600	510,019
1.125%, 12/15/12	555,700	558,674
1.375%, 2/15/13	151,700	152,992
1.375%, 3/15/13	152,300	153,746
1.375%, 5/15/13	323,900	327,519
3.50%, 5/31/13	429,500	443,593
1.125%, 6/15/13	260,500	262,993
1.00%, 7/15/13	84,800	85,545
3.375%, 7/31/13	410,700	425,765
3.125%, 8/31/13	414,100	429,047
0.75%, 9/15/13	434,100	437,000
0.75%, 12/15/13	437,500	440,850
1.00%, 5/15/14	470,900	477,541
4.75%, 5/15/14	763,800	830,274
2.375%, 8/31/14	537,000	561,920
0.375%, 11/15/14	132,000	132,206

		6,677,051

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $7,160,437)		7,212,404

SOVEREIGN BOND — 0.3%
United Mexican States, Series A, MTN (Mexico) 6.375%, 1/16/13	26,000	26,884

TOTAL SOVEREIGN BOND (Cost $26,306)		26,884

RIGHTS — 0.0% (b)
Basic Materials — 0.0% (b)
Air Liquide S.A., expires 6/08/12* (France)	27	292

Communications — 0.0% (b)
Vivendi, expires 5/31/31* (France)	9	5

TOTAL RIGHTS (Cost $0)		297

TOTAL INVESTMENTS — 99.9% (Cost $9,470,251)		$9,441,523
Other assets less liabilities — 0.1%		12,654

NET ASSETS — 100.0%		$9,454,177

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing securities.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

See Notes to Financial Statements.	18

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund

May 31, 2012

	Number of Shares	Value

COMMON STOCKS — 53.4%
Basic Materials — 2.4%
Air Liquide S.A. (France)	220	$23,794
Allied Nevada Gold Corp.*	525	13,619
Anglo American PLC (United Kingdom)	1,009	30,610
BASF SE (Germany)	699	48,728
Bayer AG (Germany)	627	39,647
BHP Billiton Ltd. (Australia)	2,606	80,809
BHP Billiton PLC (United Kingdom)	1,829	47,702
Coeur d’Alene Mines Corp.*	543	9,177
Dow Chemical (The) Co.	1,588	49,323
E.I. du Pont de Nemours & Co.	1,170	56,464
Freeport-McMoRan Copper & Gold, Inc.	1,120	35,885
Hecla Mining Co.	1,838	7,812
Horsehead Holding Corp.*	1,600	14,176
Linde AG (Germany)	130	19,948
Molycorp, Inc.*	613	12,064
Newcrest Mining Ltd. (Australia)	586	14,164
Newmont Mining Corp.	590	27,824
Quaker Chemical Corp.	438	18,304
Rio Tinto Ltd. (Australia)	314	17,318
Rio Tinto PLC (United Kingdom)	1,193	51,046
Rockwood Holdings, Inc.*	500	24,200
Syngenta AG (Switzerland)	84	26,883
Vulcan Materials Co.	806	27,928
Westlake Chemical Corp.	525	28,607
WR Grace & Co.*	525	27,563
Xstrata PLC (United Kingdom)	1,814	25,756

		779,351

Communications — 6.2%
AboveNet, Inc.*	175	14,581
Acme Packet, Inc.*	560	12,813
Amazon.com, Inc.*	625	133,069
Anixter International, Inc	186	10,697
Aruba Networks, Inc.*	900	11,826
AT&T, Inc.	8,063	275,513
Cisco Systems, Inc.	6,802	111,077
Comcast Corp., Class A	3,644	105,348
Corning, Inc.	2,004	26,031
Deutsche Telekom AG (Germany)	2,270	22,381
DISH Network Corp., Class A	2,450	68,698
eBay, Inc.*	1,488	58,315
France Telecom S.A. (France)	1,805	22,675
Google, Inc., Class A*	345	200,396
InterDigital, Inc.	262	6,469
IPG Photonics Corp.*	350	14,980
Motorola Solutions, Inc.	2,188	105,199
News Corp., Class A	2,384	45,773
Nokia OYJ (Finland)	4,017	10,550
NTT DoCoMo, Inc. (Japan)	15	23,930
Rackspace Hosting, Inc.*	885	43,781
Softbank Corp. (Japan)	613	19,153
Sprint Nextel Corp.*	17,938	46,101
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	2,537	21,529
Thomson Reuters Corp. (Canada)	1,190	32,689
TIBCO Software, Inc.*	1,185	31,699

	Number of Shares	Value

Communications (Continued)
Time Warner, Inc.	1,298	$44,742
United Online, Inc.	2,888	11,408
Verizon Communications, Inc.	3,564	148,405
Viasat, Inc.*	350	14,707
Vivendi (France)	1,122	18,118
Vodafone Group PLC (United Kingdom)	44,731	119,106
Walt Disney (The) Co.	2,427	110,938
Yahoo!, Inc.*	1,738	26,487

		1,969,184

Consumer, Cyclical — 5.2%
Alaska Air Group, Inc.*	524	17,973
Ascena Retail Group, Inc.*	1,240	23,473
Bayerische Motoren Werke AG (Germany)	235	17,754
Bebe Stores, Inc.	2,363	15,076
Brunswick Corp.	613	13,425
Cabela’s, Inc.*	525	18,554
Cash America International, Inc.	280	12,454
Cie Financiere Richemont S.A. (Switzerland)	445	25,347
Cinemark Holdings, Inc.	823	18,978
Columbia Sportswear Co.	285	13,706
CROCS, Inc.*	613	10,366
CVS Caremark Corp.	1,734	77,926
Daimler AG (Germany)	762	35,266
Dana Holding Corp.	974	12,974
Deckers Outdoor Corp.*	245	13,639
Dillard’s, Inc., Class A	332	22,324
DSW, Inc., Class A	262	15,636
Ezcorp, Inc., Class A*	262	6,183
Ford Motor Co.	4,994	52,737
Hennes & Mauritz AB, Class B (Sweden)	843	25,021
Honda Motor Co. Ltd. (Japan)	1,136	36,391
Johnson Controls, Inc.	910	27,427
Kohl’s Corp.	1,575	72,167
Las Vegas Sands Corp.	788	36,390
McDonald’s Corp.	1,298	115,963
Men’s Wearhouse (The), Inc.	367	13,208
Mitsubishi Corp. (Japan)	1,024	20,045
Mitsui & Co. Ltd. (Japan)	1,224	17,233
Nike, Inc., Class B	625	67,612
Nintendo Co. Ltd. (Japan)	90	10,479
Nu Skin Enterprises, Inc., Class A	473	20,282
Penske Automotive Group, Inc.	673	16,542
Polaris Industries, Inc.	525	39,884
Red Robin Gourmet Burgers, Inc.*	438	14,016
Saks, Inc.*	1,304	12,857
Sally Beauty Holdings, Inc.*	1,313	34,703
Sony Corp. (Japan)	707	9,467
Steelcase, Inc., Class A	963	8,446
Target Corp.	875	50,671
Titan Machinery, Inc.*	700	21,595
Toyota Motor Corp. (Japan)	2,300	89,166
Ulta Salon Cosmetics & Fragrance, Inc.*	438	39,144
Under Armour, Inc., Class A*	395	39,788
Volvo AB, Class B (Sweden)	1,269	14,233
Wal-Mart Stores, Inc.	4,540	298,822
Warnaco Group (The), Inc.*	312	13,887

See Notes to Financial Statements.	19

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund (Continued)

May 31, 2012

	Number of Shares	Value

Consumer, Cyclical (Continued)
Watsco, Inc.	248	$18,255
Wesfarmers Ltd. (Australia)	870	24,641
Wolverine World Wide, Inc.	350	14,879
World Fuel Services Corp.	414	15,525

		1,662,530

Consumer, Non-cyclical — 11.1%
Abbott Laboratories	2,077	128,338
Acacia Research — Acacia Technologies*	262	9,110
AMERIGROUP Corp.*	370	23,088
Amgen, Inc.	1,324	92,044
Amsurg Corp.*	262	7,158
Anheuser-Busch InBev NV (Belgium)	605	40,956
AstraZeneca PLC (United Kingdom)	1,235	49,764
Brink’s (The) Co.	350	7,970
Bristol-Myers Squibb Co.	2,100	70,014
British American Tobacco PLC (United Kingdom)	1,637	77,062
Bruker Corp.*	1,166	17,292
Cardinal Health, Inc.	2,113	87,435
Catalyst Health Solutions, Inc.*	367	31,881
Centene Corp.*	297	10,734
Coca-Cola (The) Co.	2,885	215,596
CONMED Corp.	262	7,019
Cubist Pharmaceuticals, Inc.*	438	17,573
DANONE S.A. (France)	465	29,834
Diageo PLC (United Kingdom)	2,140	50,955
Geo Group (The), Inc.*	525	11,424
Geron Corp.*	4,288	5,617
GlaxoSmithKline PLC (United Kingdom)	4,130	91,409
Harris Teeter Supermarkets, Inc.	445	16,701
HEALTHSOUTH Corp.*	700	13,398
Healthways, Inc.*	1,050	6,878
Humana, Inc.	1,050	80,210
Imperial Tobacco Group PLC (United Kingdom)	829	29,883
Incyte Corp. Ltd.*	875	18,646
Intuitive Surgical, Inc.*	201	105,143
JM Smucker (The) Co.	700	53,592
Johnson & Johnson	3,677	229,554
Kraft Foods, Inc., Class A	2,386	91,311
Lancaster Colony Corp.	157	10,569
Lexicon Pharmaceuticals, Inc.*	10,151	16,140
Live Nation Entertainment, Inc.*	1,312	12,267
Magellan Health Services, Inc.*	269	11,344
MannKind Corp.*	4,813	8,760
Mastercard, Inc., Class A	154	62,603
Medicis Pharmaceutical Corp., Class A	438	15,812
Merck & Co., Inc.	4,053	152,312
Molina Healthcare, Inc.*	350	8,929
Navigant Consulting, Inc.*	1,488	17,811
Nestle S.A. (Switzerland)	2,867	162,416
Novartis AG (Switzerland)	1,719	89,245
Novo Nordisk A/S, Class B (Denmark)	325	43,237
Onyx Pharmaceuticals, Inc.*	525	24,035
Pfizer, Inc.	10,549	230,706
Procter & Gamble (The) Co.	3,685	229,539
Quidel Corp.*	1,050	16,506
Roche Holding AG (Switzerland)	581	90,640

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Rollins, Inc.	1,102	$23,406
Salix Pharmaceuticals Ltd.*	385	19,947
Sanofi (France)	848	57,668
Seaboard Corp.*	9	17,877
Seattle Genetics, Inc.*	963	18,759
Select Medical Holdings Corp.*	1,189	10,986
Sirona Dental Systems, Inc.*	375	16,043
Sotheby’s	367	11,194
Takeda Pharmaceutical Co. Ltd. (Japan)	539	22,511
Tesco PLC (United Kingdom)	6,994	32,569
Teva Pharmaceutical Industries Ltd. (Israel)	872	34,936
Tootsie Roll Industries, Inc.	450	10,058
TreeHouse Foods, Inc.*	350	19,954
Unilever NV (Netherlands)	1,326	41,718
Unilever PLC (United Kingdom)	1,137	35,718
United Rentals, Inc.*	438	15,133
UnitedHealth Group, Inc.	1,444	80,531
Viropharma, Inc.*	515	10,372
Visa, Inc., Class A	993	114,393

		3,524,233

Diversified — 0.1%
Compass Diversified Holdings	100	1,312
Hutchison Whampoa Ltd. (Hong Kong)	1,750	14,398
LVMH Moet Hennessy Louis Vuitton S.A. (France)	181	26,721

		42,431

Energy — 5.4%
Berry Petroleum Co., Class A	310	12,062
BG Group PLC (United Kingdom)	2,898	55,421
Bill Barrett Corp.*	310	5,986
BP PLC (United Kingdom)	15,427	93,767
Cameron International Corp.*	1,400	63,966
CARBO Ceramics, Inc.	122	9,926
Chevron Corp.	2,449	240,761
ConocoPhillips	1,786	93,158
Crosstex Energy, Inc.	1,313	17,739
Dril-Quip, Inc.*	300	18,177
Endeavour International Corp.*	1,138	11,369
ENI S.p.A (Italy)	2,107	40,641
EQT Corp.	788	36,547
Exxon Mobil Corp.	6,242	490,809
Halliburton Co.	1,050	31,563
McMoRan Exploration Co.*	1,050	10,217
Peabody Energy Corp.	1,543	36,044
Royal Dutch Shell PLC, Class A (United Kingdom)	2,809	86,945
Royal Dutch Shell PLC, Class B (United Kingdom)	2,010	64,302
RPC, Inc.	1,482	15,383
Schlumberger Ltd. (Netherland Antilles)	1,688	106,766
Southwestern Energy Co.*	1,815	50,874
Statoil ASA (Norway)	905	20,419
Total S.A. (France)	1,715	73,720
Vantage Drilling Co.*	9,975	14,963
Woodside Petroleum Ltd. (Australia)	695	21,686

		1,723,211

See Notes to Financial Statements.	20

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund (Continued)

May 31, 2012

	Number of Shares	Value

Financial — 10.4%
1st Source Corp.	788	$16,792
Alexander’s, Inc. REIT	28	10,952
Allianz SE (Germany)	380	34,351
Allstate (The) Corp.	3,325	112,851
Alterra Capital Holdings Ltd. (Bermuda)	788	17,501
American Campus Communities, Inc. REIT	432	18,965
American Capital Agency Corp. REIT	963	31,461
American Capital Ltd.*	2,467	22,844
American Express Co.	1,534	85,643
American International Group, Inc.*	2,538	74,059
Apollo Investment Corp.	1,959	14,575
Australia & New Zealand Banking Group Ltd. (Australia)	2,244	45,490
AvalonBay Communities, Inc. REIT	525	73,369
AXA S.A. (France)	1,377	15,461
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	3,398	19,335
Banco Santander S.A. (Spain)	7,234	38,417
Bank of America Corp.	14,471	106,362
Barclays PLC (United Kingdom)	10,763	29,206
Berkshire Hathaway, Inc., Class B*	3,224	255,856
BioMed Realty Trust, Inc. REIT	953	17,202
BNP Paribas (France)	944	30,026
Boston Private Financial Holdings, Inc.	2,800	25,256
Boston Properties, Inc. REIT	832	85,637
CBL & Associates Properties, Inc. REIT	1,074	18,752
Charles Schwab (The) Corp.	1,602	19,961
Chemical Financial Corp.	963	19,578
Citigroup, Inc.	3,846	101,957
Cohen & Steers, Inc.	262	8,476
Commonwealth Bank of Australia (Australia)	1,221	58,505
Credit Acceptance Corp.*	175	14,830
Credit Suisse Group AG (Switzerland)	969	18,358
DCT Industrial Trust, Inc. REIT	1,838	10,697
Deutsche Bank AG (Germany) (a)	785	28,230
Entertainment Properties Trust REIT	315	13,000
Equity Lifestyle Properties, Inc. REIT	215	14,160
Equity One, Inc. REIT	1,005	19,959
Equity Residential REIT	420	25,662
Franklin Resources, Inc.	305	32,571
GAMCO Investors, Inc., Class A	175	7,264
Goldman Sachs Group (The), Inc.	676	64,693
Hatteras Financial Corp. REIT	525	14,989
HCP, Inc. REIT	2,450	100,057
HFF, Inc., Class A*	1,138	14,885
Highwoods Properties, Inc. REIT	561	18,098
Home Properties, Inc. REIT	262	15,704
HSBC Holdings PLC (United Kingdom)	14,892	116,782
ING Groep NV (Netherlands)*	3,256	18,805
Invesco Mortgage Capital, Inc. REIT	525	9,524
JPMorgan Chase & Co.	5,080	168,403
Kilroy Realty Corp. REIT	497	22,817
LaSalle Hotel Properties REIT	700	19,306
Lloyds Banking Group PLC (United Kingdom)*	45,085	17,612
Meadowbrook Insurance Group, Inc.	1,750	15,558
MFA Financial, Inc. REIT	2,748	20,940
Mid-America Apartment Communities, Inc. REIT	256	17,252

	Number of Shares	Value

Financial (Continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)	8,899	$38,585
Mizuho Financial Group, Inc. (Japan)	14,901	21,853
National Australia Bank Ltd. (Australia)	1,933	42,148
National Retail Properties, Inc. REIT	573	15,179
NewStar Financial, Inc.*	1,663	18,592
Nordea Bank AB (Sweden)	2,169	16,020
OMEGA Healthcare Investors, Inc. REIT	854	18,028
PennantPark Investment Corp.	1,575	15,356
Pinnacle Financial Partners, Inc.*	1,225	20,899
Post Properties, Inc. REIT	350	16,944
Primerica, Inc.	525	12,637
ProAssurance Corp.	220	19,391
Prosperity Bancshares, Inc.	381	16,276
Prudential PLC (United Kingdom)	2,256	23,542
Public Storage REIT	210	28,029
S&T Bancorp, Inc.	963	16,535
Signature Bank*	245	15,045
Simon Property Group, Inc. REIT	381	56,205
Societe Generale (France)*	683	13,563
Standard Chartered PLC (United Kingdom)	1,753	35,319
Sumitomo Mitsui Financial Group, Inc. (Japan)	927	27,060
SVB Financial Group*	315	18,793
T. Rowe Price Group, Inc.	1,531	88,171
Tanger Factory Outlet Centers, Inc. REIT	621	19,257
UBS AG (Switzerland)	3,071	34,605
Universal Health Realty Income Trust REIT	490	18,939
Washington Real Estate Investment Trust REIT	421	11,847
Wells Fargo & Co.	6,512	208,709
WesBanco, Inc.	875	17,789
Westamerica Bancorporation	294	13,145
Westpac Banking Corp. (Australia)	2,425	47,725
Weyerhaeuser Co. REIT	3,145	62,617
Zurich Financial Services AG (Switzerland)	127	25,955

		3,303,754

Industrial — 4.7%
ABB Ltd. (Switzerland)	1,874	29,332
Actuant Corp., Class A	525	13,739
Acuity Brands, Inc.	420	22,890
AO Smith Corp.	350	16,156
Brady Corp., Class A	297	8,150
Caterpillar, Inc.	774	67,818
CIE de St-Gobain (France)	363	12,846
CLARCOR, Inc.	342	16,690
Clean Harbors, Inc.*	385	23,897
Cymer, Inc.*	262	14,193
Drew Industries, Inc.*	788	20,921
Eaton Corp.	442	18,856
Emerson Electric Co.	1,029	48,125
EnerSys*	427	14,082
Fanuc Corp. (Japan)	116	20,000
FedEx Corp.	420	37,439
FEI Co.*	262	11,992
General Dynamics Corp.	525	33,606
General Electric Co.	13,892	265,198
Genesee & Wyoming, Inc., Class A*	262	13,129
Golar LNG Ltd. (Bermuda)*	438	15,343

See Notes to Financial Statements.	21

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund (Continued)

May 31, 2012

	Number of Shares	Value

Industrial (Continued)
GrafTech International Ltd.*	828	$8,835
Greenbrier Cos., Inc.*	788	10,906
HEICO Corp.	437	18,205
Hitachi Ltd. (Japan)	3,500	20,041
Ingersoll-Rand PLC (Ireland)	2,179	90,014
Jacobs Engineering Group, Inc.*	788	27,989
John Bean Technologies Corp.	875	12,189
Komatsu Ltd. (Japan)	753	18,034
Koninklijke Philips Electronics NV (Netherlands)	912	16,125
Measurement Specialties, Inc.*	525	17,152
Mitsubishi Electric Corp. (Japan)	1,224	9,631
Multi-Fineline Electronix, Inc.*	875	21,674
Nordson Corp.	525	28,145
Norfolk Southern Corp.	438	28,698
Old Dominion Freight Line, Inc.*	438	19,079
Polypore International, Inc.*	350	12,947
Republic Services, Inc.	2,375	62,604
Robbins & Myers, Inc.	262	11,945
Sauer-Danfoss, Inc.	350	12,646
Schneider Electric S.A. (France)	404	21,515
Siemens AG (Germany)	651	53,536
Silgan Holdings, Inc.	504	21,067
Stanley Black & Decker, Inc.	1,050	69,563
Teledyne Technologies, Inc.*	262	15,610
Thermo Fisher Scientific, Inc.	560	28,269
Triumph Group, Inc.	350	20,944
United Parcel Service, Inc., Class B	1,223	91,651
Vinci S.A. (France)	397	15,858

		1,509,274

Technology — 7.2%
Accenture PLC, Class A (Ireland)	788	44,995
Activision Blizzard, Inc.	6,475	76,017
Apple, Inc.*	1,033	596,795
Ariba, Inc.*	700	31,451
CACI International, Inc., Class A*	184	7,875
Canon, Inc. (Japan)	875	35,150
Concur Technologies, Inc.*	413	25,544
Deltek, Inc.*	2,363	24,788
EPIQ Systems, Inc.	1,225	13,512
Fortinet, Inc.*	1,400	29,750
Hewlett-Packard Co.	2,800	63,504
Intel Corp.	6,595	170,415
International Business Machines Corp.	1,465	282,598
Jack Henry & Associates, Inc.	669	22,084
Mantech International Corp., Class A	262	5,712
MedAssets, Inc.*	500	5,660
Mentor Graphics Corp.*	1,089	15,355
Microsemi Corp.*	700	12,362
Microsoft Corp.	10,313	301,035
Monolithic Power Systems, Inc.*	1,225	23,018
Monotype Imaging Holdings, Inc.*	1,225	16,783
Omnicell, Inc.*	1,050	13,745
Oracle Corp.	6,738	178,354
Parametric Technology Corp.*	998	20,160
QLIK Technologies, Inc.*	613	13,933
QUALCOMM, Inc.	2,100	120,350
Quality Systems, Inc.	397	11,358
Quest Software, Inc.*	682	17,050

	Number of Shares	Value

Technology (Continued)
Riverbed Technology, Inc.*	1,243	$20,385
Silicon Graphics International Corp.*	1,050	6,185
Silicon Image, Inc.*	2,713	11,991
TriQuint Semiconductor, Inc.*	1,477	7,695
VeriFone Systems, Inc.*	665	24,013
Xerox Corp.	8,362	60,373

		2,309,995

Utilities — 0.7%
CenterPoint Energy, Inc.	2,450	49,563
E.ON AG (Germany)	1,482	27,083
ENEL S.p.A (Italy)	6,342	18,051
GDF Suez (France)	1,116	22,044
Iberdrola S.A. (Spain)	3,641	13,843
National Grid PLC (United Kingdom)	2,936	29,373
Piedmont Natural Gas Co., Inc.	415	12,583
South Jersey Industries, Inc.	175	8,472
Southern Co.	1,127	51,741

		232,753

TOTAL COMMON STOCKS (Cost $17,842,241)		17,056,716

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	115	18,357

TOTAL PREFERRED STOCKS (Cost $24,595)		18,357

	Principal Amount	Value

CORPORATE BONDS — 9.5%
Basic Materials — 0.2%
BHP Billiton Finance USA Ltd. (Australia) 4.80%, 4/15/13	$48,000	49,767

Communications — 0.7%
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	82,000	88,080
Comcast Cable Communications Holdings, Inc. 8.375%, 3/15/13	92,000	97,293
Google, Inc. 1.25%, 5/19/14	17,000	17,268
Telefonica Emisiones S.A.U (Spain) 4.949%, 1/15/15	17,000	16,424

		219,065

Consumer, Cyclical — 0.2%
Wal-Mart Stores, Inc. 4.55%, 5/01/13	74,000	76,668

Consumer, Non-cyclical — 0.5%
Anheuser-Busch InBev Worldwide, Inc. 4.125%, 1/15/15	17,000	18,363
Kroger (The) Co. 5.50%, 2/01/13	74,000	76,308
Wyeth 5.50%, 2/01/14	57,000	61,652

		156,323

See Notes to Financial Statements.	22

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2020 Target Date Fund (Continued)

May 31, 2012

	Principal Amount	Value

Energy — 0.9%
Apache Corp. 5.25%, 4/15/13	$48,000	$49,841
Chevron Corp. 3.95%, 3/03/14	76,000	80,629
Spectra Energy Capital LLC 6.25%, 2/15/13	149,000	153,816

		284,286

Financial — 4.8%
Bank of America Corp. 4.875%, 1/15/13	61,000	62,075
Bank of New York Mellon (The) Corp. 4.30%, 5/15/14	96,000	102,621
Barclays PLC (United Kingdom) 5.20%, 7/10/14	55,000	57,909
Caterpillar Financial Services Corp., MTN 6.125%, 2/17/14	73,000	79,457
Citigroup, Inc. 6.375%, 8/12/14	65,000	69,746
General Electric Capital Corp., Series G, MTN 5.25%, 10/19/12	30,000	30,537
Goldman Sachs Group (The), Inc. 5.00%, 10/01/14	174,000	180,509
HSBC Finance Corp. 6.375%, 11/27/12	149,000	152,772
JPMorgan Chase & Co. 5.75%, 1/02/13	153,000	157,067
Merrill Lynch & Co., Inc., Series C, MTN 5.00%, 1/15/15	135,000	138,728
Morgan Stanley 5.30%, 3/01/13	130,000	132,624
Oesterreichische Kontrollbank AG (Austria) 1.375%, 1/21/14	61,000	61,467
Prudential Financial, Inc., Series B, MTN 5.10%, 9/20/14	74,000	79,697
Wachovia Corp. 5.25%, 8/01/14	89,000	95,224
Wells Fargo & Co. 5.00%, 11/15/14	131,000	139,711

		1,540,144

Government — 1.8%
European Investment Bank, MTN (Supranational) 4.625%, 5/15/14	547,000	586,102

Technology — 0.1%
Hewlett-Packard Co. 6.125%, 3/01/14	39,000	41,929

Utilities — 0.3%
Exelon Generation Co. LLC 5.35%, 1/15/14	74,000	78,601

TOTAL CORPORATE BONDS (Cost $2,988,529)		3,032,885

	Principal Amount	Value

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 36.4%
Federal Home Loan Mortgage Corp. — 2.2%
4.50%, 1/15/13	$691,000	$709,509

Federal National Mortgage Association — 1.6%
1.50%, 6/26/13	86,000	87,183
2.625%, 11/20/14	411,000	433,362

		520,545

United States Treasury Bonds/ Notes — 32.6%
1.75%, 8/15/12	823,100	825,994
0.375%, 10/31/12	262,500	262,808
1.375%, 2/15/13	797,900	804,695
1.375%, 3/15/13	783,100	790,533
1.75%, 4/15/13	778,800	789,387
1.375%, 5/15/13	847,300	856,766
1.125%, 6/15/13	831,300	839,256
3.375%, 7/31/13	769,100	797,311
3.125%, 8/31/13	814,900	844,313
0.75%, 9/15/13	532,500	536,057
4.75%, 5/15/14	898,000	976,154
2.375%, 9/30/14	761,300	798,175
2.625%, 12/31/14	761,300	806,324
2.50%, 3/31/15	446,800	473,643

		10,401,416

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $11,552,707)		11,631,470

SOVEREIGN BONDS — 0.2%
United Mexican States, Series A, MTN (Mexico) 6.375%, 1/16/13	46,000	47,564

TOTAL SOVEREIGN BONDS (Cost $46,329)		47,564

RIGHTS — 0.0% (b)
Basic Materials — 0.0% (b)
Air Liquide S.A., expires 6/08/12* (France)	220	2,380

Communications — 0.0% (b)
Vivendi, expires 5/31/31* (France)	6	3

TOTAL RIGHTS (Cost $0)		2,383

TOTAL INVESTMENTS — 99.6% (Cost $32,454,401)		$31,789,375
Other assets less liabilities — 0.4%		128,840

NET ASSETS — 100.0%		$31,918,215

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing securities.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

See Notes to Financial Statements.	23

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund

May 31, 2012

	Number of Shares	Value

COMMON STOCKS — 74.7%
Basic Materials — 3.5%
Air Liquide S.A. (France)	304	$32,878
Allied Nevada Gold Corp.*	710	18,417
Anglo American PLC (United Kingdom)	1,472	44,656
BASF SE (Germany)	961	66,992
Bayer AG (Germany)	919	58,110
BHP Billiton Ltd. (Australia)	3,487	108,128
BHP Billiton PLC (United Kingdom)	2,249	58,656
Coeur d’Alene Mines Corp.*	720	12,168
Dow Chemical (The) Co.	2,031	63,083
E.I. du Pont de Nemours & Co.	1,602	77,313
Freeport-McMoRan Copper & Gold, Inc.	1,419	45,465
Hecla Mining Co.	2,362	10,039
Horsehead Holding Corp.*	1,837	16,276
Linde AG (Germany)	170	26,085
Molycorp, Inc.*	875	17,220
Newcrest Mining Ltd. (Australia)	765	18,491
Newmont Mining Corp.	810	38,200
Quaker Chemical Corp.	525	21,940
Rio Tinto Ltd. (Australia)	492	27,134
Rio Tinto PLC (United Kingdom)	1,433	61,315
Rockwood Holdings, Inc.*	562	27,201
Syngenta AG (Switzerland)	114	36,485
Vulcan Materials Co.	1,261	43,694
Westlake Chemical Corp.	612	33,348
WR Grace & Co.*	700	36,750
Xstrata PLC (United Kingdom)	2,218	31,493

		1,031,537

Communications — 8.6%
AboveNet, Inc.*	262	21,830
Acme Packet, Inc.*	700	16,016
Amazon.com, Inc.*	700	149,037
Anixter International, Inc.	419	24,097
Aruba Networks, Inc.*	962	12,641
AT&T, Inc.	10,596	362,066
Cisco Systems, Inc.	8,855	144,602
Comcast Corp., Class A	4,645	134,287
Corning, Inc.	2,487	32,306
Deutsche Telekom AG (Germany)	3,050	30,071
DISH Network Corp., Class A	3,237	90,765
eBay, Inc.*	2,012	78,850
France Telecom S.A. (France)	2,153	27,047
Google, Inc., Class A*	451	261,969
InterDigital, Inc.	350	8,642
IPG Photonics Corp.*	437	18,704
Motorola Solutions, Inc.	2,800	134,624
News Corp., Class A	3,405	65,376
Nokia OYJ (Finland)	4,615	12,120
NTT DoCoMo, Inc. (Japan)	18	28,716
Rackspace Hosting, Inc.*	1,156	57,187
Softbank Corp. (Japan)	787	24,589
Sprint Nextel Corp.*	23,447	60,259
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,058	25,950
Thomson Reuters Corp. (Canada)	1,400	38,458
TIBCO Software, Inc.*	1,502	40,179

	Number of Shares	Value

Communications (Continued)
Time Warner, Inc.	1,954	$67,354
United Online, Inc.	3,762	14,860
Verizon Communications, Inc.	4,608	191,877
Viasat, Inc.*	437	18,363
Vivendi (France)	1,435	23,172
Vodafone Group PLC (United Kingdom)	58,702	156,308
Walt Disney (The) Co.	3,205	146,501
Yahoo!, Inc.*	2,777	42,321

		2,561,144

Consumer, Cyclical — 7.2%
Alaska Air Group, Inc.*	778	26,685
Ascena Retail Group, Inc.*	1,240	23,473
Bayerische Motoren Werke AG (Germany)	307	23,193
Bebe Stores, Inc.	3,062	19,536
Brunswick Corp.	875	19,163
Cabela’s, Inc.*	612	21,628
Cash America International, Inc.	189	8,407
Cie Financiere Richemont S.A. (Switzerland)	515	29,334
Cinemark Holdings, Inc.	1,343	30,970
Columbia Sportswear Co.	399	19,188
CROCS, Inc.*	787	13,308
CVS Caremark Corp.	2,288	102,823
Daimler AG (Germany)	900	41,652
Dana Holding Corp.	1,711	22,791
Deckers Outdoor Corp.*	291	16,200
Dillard’s, Inc., Class A	496	33,351
DSW, Inc., Class A	437	26,080
Ezcorp, Inc., Class A*	400	9,440
Ford Motor Co.	6,531	68,967
Hennes & Mauritz AB, Class B (Sweden)	1,047	31,075
Honda Motor Co. Ltd. (Japan)	1,538	49,269
Johnson Controls, Inc.	1,089	32,822
Kohl’s Corp.	2,100	96,221
Las Vegas Sands Corp.	1,050	48,489
McDonald’s Corp.	1,744	155,809
Men’s Wearhouse (The), Inc.	404	14,540
Mitsubishi Corp. (Japan)	1,572	30,772
Mitsui & Co. Ltd. (Japan)	1,342	18,894
Nike, Inc., Class B	778	84,165
Nintendo Co. Ltd. (Japan)	108	12,575
Nu Skin Enterprises, Inc., Class A	500	21,440
Penske Automotive Group, Inc.	1,089	26,768
Polaris Industries, Inc.	579	43,986
Red Robin Gourmet Burgers, Inc.*	612	19,584
Saks, Inc.*	2,101	20,716
Sally Beauty Holdings, Inc.*	1,750	46,253
Sony Corp. (Japan)	1,204	16,122
Steelcase, Inc., Class A	700	6,139
Target Corp.	1,050	60,806
Titan Machinery, Inc.*	875	26,994
Toyota Motor Corp. (Japan)	2,819	109,288
Ulta Salon Cosmetics & Fragrance, Inc.*	525	46,919
Under Armour, Inc., Class A*	447	45,026
Volvo AB, Class B (Sweden)	1,659	18,608
Wal-Mart Stores, Inc.	5,996	394,657
Warnaco Group (The), Inc.*	475	21,142

See Notes to Financial Statements.	24

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund (Continued)

May 31, 2012

	Number of Shares	Value

Consumer, Cyclical (Continued)
Watsco, Inc.	315	$23,187
Wesfarmers Ltd. (Australia)	1,137	32,203
Wolverine World Wide, Inc.	525	22,318
World Fuel Services Corp.	591	22,163

		2,155,139

Consumer, Non-cyclical — 15.4%
Abbott Laboratories	2,651	163,806
Acacia Research — Acacia Technologies*	400	13,908
AMERIGROUP Corp.*	397	24,773
Amgen, Inc.	1,711	118,950
Amsurg Corp.*	400	10,928
Anheuser-Busch InBev NV (Belgium)	793	53,683
AstraZeneca PLC (United Kingdom)	1,473	59,354
Brink’s (The) Co.	500	11,385
Bristol-Myers Squibb Co.	2,800	93,352
British American Tobacco PLC (United Kingdom)	2,151	101,258
Bruker Corp.*	1,568	23,253
Cardinal Health, Inc.	2,712	112,222
Catalyst Health Solutions, Inc.*	439	38,136
Centene Corp.*	460	16,624
Coca-Cola (The) Co.	3,800	283,974
CONMED Corp.	300	8,037
Cubist Pharmaceuticals, Inc.*	612	24,553
DANONE S.A. (France)	569	36,507
Diageo PLC (United Kingdom)	2,561	60,979
Geo Group (The), Inc.*	700	15,232
Geron Corp.*	5,687	7,450
GlaxoSmithKline PLC (United Kingdom)	5,605	124,055
Harris Teeter Supermarkets, Inc.	361	13,548
HEALTHSOUTH Corp.*	1,245	23,829
Healthways, Inc.*	1,312	8,594
Humana, Inc.	1,412	107,863
Imperial Tobacco Group PLC (United Kingdom)	1,083	39,039
Incyte Corp. Ltd.*	1,137	24,229
Intuitive Surgical, Inc.*	262	137,052
Invacare Corp.	367	5,465
JM Smucker (The) Co.	962	73,651
Johnson & Johnson	4,722	294,795
Kraft Foods, Inc., Class A	2,887	110,485
Lancaster Colony Corp.	330	22,216
Lexicon Pharmaceuticals, Inc.*	13,211	21,005
Live Nation Entertainment, Inc.*	1,667	15,586
Magellan Health Services, Inc.*	225	9,488
MannKind Corp.*	6,387	11,624
Mastercard, Inc., Class A	201	81,709
Medicis Pharmaceutical Corp., Class A	612	22,093
Merck & Co., Inc.	5,330	200,302
Molina Healthcare, Inc.*	500	12,755
Navigant Consulting, Inc.*	2,012	24,084
Nestle S.A. (Switzerland)	3,683	208,642
Novartis AG (Switzerland)	2,208	114,632
Novo Nordisk A/S, Class B (Denmark)	478	63,592
Onyx Pharmaceuticals, Inc.*	612	28,018
Pfizer, Inc.	13,861	303,141
Procter & Gamble (The) Co.	4,873	303,539

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Quidel Corp.*	1,400	$22,008
Roche Holding AG (Switzerland)	760	118,565
Rollins, Inc.	1,454	30,883
Salix Pharmaceuticals Ltd.*	500	25,905
Sanofi (France)	1,112	75,621
Seaboard Corp.*	16	31,781
Seattle Genetics, Inc.*	1,225	23,863
Select Medical Holdings Corp.*	1,700	15,708
Sirona Dental Systems, Inc.*	492	21,048
Sotheby’s	778	23,729
Takeda Pharmaceutical Co. Ltd. (Japan)	842	35,166
Tesco PLC (United Kingdom)	9,514	44,304
Teva Pharmaceutical Industries Ltd. (Israel)	1,067	42,748
Tootsie Roll Industries, Inc.	540	12,069
TreeHouse Foods, Inc.*	466	26,567
Unilever NV (Netherlands)	1,737	54,649
Unilever PLC (United Kingdom)	1,358	42,660
United Rentals, Inc.*	600	20,730
UnitedHealth Group, Inc.	1,835	102,338
Viropharma, Inc.*	800	16,112
Visa, Inc., Class A	1,187	136,742

		4,606,591

Diversified — 0.2%
Compass Diversified Holdings	500	6,560
Hutchison Whampoa Ltd. (Hong Kong)	2,625	21,596
LVMH Moet Hennessy Louis Vuitton S.A. (France)	236	34,841

		62,997

Energy — 7.5%
Berry Petroleum Co., Class A	401	15,603
BG Group PLC (United Kingdom)	3,498	66,896
Bill Barrett Corp.*	316	6,102
BP PLC (United Kingdom)	20,169	122,588
Cameron International Corp.*	1,837	83,933
CARBO Ceramics, Inc.	199	16,191
Chevron Corp.	3,283	322,751
ConocoPhillips	2,333	121,689
Crosstex Energy, Inc.	1,750	23,643
Dril-Quip, Inc.*	273	16,541
Endeavour International Corp.*	1,575	15,734
ENI S.p.A (Italy)	2,926	56,439
EQT Corp.	962	44,618
Exxon Mobil Corp.	8,128	639,104
Halliburton Co.	1,400	42,084
McMoRan Exploration Co.*	1,312	12,766
Peabody Energy Corp.	2,036	47,561
Royal Dutch Shell PLC, Class A (United Kingdom)	3,564	110,314
Royal Dutch Shell PLC, Class B (United Kingdom)	2,671	85,449
RPC, Inc.	1,879	19,504
Schlumberger Ltd. (Netherland Antilles)	2,164	136,872
Southwestern Energy Co.*	2,399	67,244
Statoil ASA (Norway)	1,252	28,248
Total S.A. (France)	2,305	99,081

See Notes to Financial Statements.	25

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund (Continued)

May 31, 2012

	Number of Shares	Value

Energy (Continued)
Vantage Drilling Co.*	13,036	$19,554
Woodside Petroleum Ltd. (Australia)	783	24,432

		2,244,941

Financial — 14.7%
1st Source Corp.	1,050	22,376
Alexander’s, Inc. REIT	100	39,114
Allianz SE (Germany)	516	46,645
Allstate (The) Corp.	4,374	148,454
Alterra Capital Holdings Ltd. (Bermuda)	1,050	23,321
American Campus Communities, Inc. REIT	719	31,564
American Capital Agency Corp. REIT	1,225	40,021
American Capital Ltd.*	3,101	28,715
American Express Co.	2,023	112,944
American International Group, Inc.*	3,325	97,024
Apollo Investment Corp.	2,411	17,938
Australia & New Zealand Banking Group Ltd. (Australia)	2,743	55,606
AvalonBay Communities, Inc. REIT	680	95,030
AXA S.A. (France)	2,004	22,501
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	5,092	28,974
Banco Santander S.A. (Spain)	9,369	49,755
Bank of America Corp.	18,911	138,996
Barclays PLC (United Kingdom)	16,066	43,595
Berkshire Hathaway, Inc., Class B*	4,214	334,422
BioMed Realty Trust, Inc. REIT	1,400	25,270
BNP Paribas (France)	1,234	39,251
Boston Private Financial Holdings, Inc.	3,674	33,139
Boston Properties, Inc. REIT	1,070	110,135
CBL & Associates Properties, Inc. REIT	1,711	29,874
Charles Schwab (The) Corp.	1,996	24,870
Chemical Financial Corp.	1,225	24,904
Citigroup, Inc.	4,786	126,877
Cohen & Steers, Inc.	400	12,940
Commonwealth Bank of Australia (Australia)	1,711	81,983
Credit Acceptance Corp.*	214	18,134
Credit Suisse Group AG (Switzerland)	1,412	26,751
DCT Industrial Trust, Inc. REIT	2,300	13,386
Deutsche Bank AG (Germany) (a)	1,121	40,314
Entertainment Properties Trust REIT	544	22,451
Equity Lifestyle Properties, Inc. REIT	358	23,578
Equity One, Inc. REIT	1,190	23,633
Equity Residential REIT	466	28,473
Franklin Resources, Inc.	392	41,862
GAMCO Investors, Inc., Class A	300	12,453
Goldman Sachs Group (The), Inc.	886	84,790
Hatteras Financial Corp. REIT	700	19,985
HCP, Inc. REIT	3,237	132,200
HFF, Inc., Class A*	1,487	19,450
Highwoods Properties, Inc. REIT	751	24,227
Home Properties, Inc. REIT	404	24,216
HSBC Holdings PLC (United Kingdom)	19,829	155,498
ING Groep NV (Netherlands)*	4,810	27,780
Invesco Mortgage Capital, Inc. REIT	800	14,512
JPMorgan Chase & Co.	6,693	221,872
Kilroy Realty Corp. REIT	700	32,137
LaSalle Hotel Properties REIT	856	23,608

	Number of Shares	Value

Financial (Continued)
Lloyds Banking Group PLC (United Kingdom)*	53,419	$20,867
Meadowbrook Insurance Group, Inc.	2,362	20,998
MFA Financial, Inc. REIT	3,247	24,742
Mid-America Apartment Communities, Inc. REIT	406	27,360
Mitsubishi UFJ Financial Group, Inc. (Japan)	11,673	50,613
Mizuho Financial Group, Inc. (Japan)	18,221	26,722
National Australia Bank Ltd. (Australia)	2,313	50,434
National Retail Properties, Inc. REIT	844	22,358
NewStar Financial, Inc.*	2,187	24,451
Nordea Bank AB (Sweden)	3,303	24,395
OMEGA Healthcare Investors, Inc. REIT	1,173	24,762
PennantPark Investment Corp.	2,012	19,617
Pinnacle Financial Partners, Inc.*	1,575	26,870
Post Properties, Inc. REIT	437	21,155
Primerica, Inc.	500	12,035
ProAssurance Corp.	305	26,883
Prosperity Bancshares, Inc.	356	15,208
Prudential PLC (United Kingdom)	2,949	30,774
Public Storage REIT	251	33,501
S&T Bancorp, Inc.	1,312	22,527
Signature Bank*	344	21,125
Simon Property Group, Inc. REIT	455	67,122
Societe Generale (France)*	825	16,382
Standard Chartered PLC (United Kingdom)	2,268	45,694
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,139	33,248
SVB Financial Group*	344	20,523
T. Rowe Price Group, Inc.	1,984	114,258
Tanger Factory Outlet Centers, Inc. REIT	915	28,374
UBS AG (Switzerland)	4,408	49,671
Universal Health Realty Income Trust REIT	622	24,040
Washington Real Estate Investment Trust REIT	809	22,765
Wells Fargo & Co.	8,597	275,535
WesBanco, Inc.	1,137	23,115
Westamerica Bancorporation	300	13,413
Westpac Banking Corp. (Australia)	3,348	65,890
Weyerhaeuser Co. REIT	4,009	79,819
Zurich Financial Services AG (Switzerland)	171	34,948

		4,379,742

Industrial — 6.6%
ABB Ltd. (Switzerland)	2,157	33,762
Actuant Corp., Class A	612	16,016
Acuity Brands, Inc.	544	29,648
AO Smith Corp.	437	20,172
Brady Corp., Class A	700	19,208
Caterpillar, Inc.	1,033	90,511
CIE de St-Gobain (France)	475	16,809
CLARCOR, Inc.	420	20,496
Clean Harbors, Inc.*	429	26,628
Cymer, Inc.*	300	16,251
Drew Industries, Inc.*	962	25,541
Eaton Corp.	576	24,572
Emerson Electric Co.	1,242	58,087
EnerSys*	622	20,514
Fanuc Corp. (Japan)	145	25,000
FedEx Corp.	466	41,539

See Notes to Financial Statements.	26

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund (Continued)

May 31, 2012

	Number of Shares	Value

Industrial (Continued)
FEI Co.*	400	$18,308
General Dynamics Corp.	635	40,647
General Electric Co.	18,117	345,854
Genesee & Wyoming, Inc., Class A*	437	21,898
Golar LNG Ltd. (Bermuda)*	612	21,438
GrafTech International Ltd.*	1,458	15,557
Greenbrier Cos., Inc.*	1,050	14,532
HEICO Corp.	546	22,746
Hitachi Ltd. (Japan)	4,374	25,045
Ingersoll-Rand PLC (Ireland)	2,884	119,139
Jacobs Engineering Group, Inc.*	1,050	37,296
John Bean Technologies Corp.	1,225	17,064
Komatsu Ltd. (Japan)	1,011	24,213
Koninklijke Philips Electronics NV (Netherlands)	1,147	20,280
Measurement Specialties, Inc.*	700	22,869
Mitsubishi Electric Corp. (Japan)	2,334	18,365
Multi-Fineline Electronix, Inc.*	1,137	28,163
Nordson Corp.	579	31,040
Norfolk Southern Corp.	612	40,098
Old Dominion Freight Line, Inc.*	525	22,869
Polypore International, Inc.*	437	16,165
Republic Services, Inc.	3,154	83,139
Robbins & Myers, Inc.	350	15,957
Sauer-Danfoss, Inc.	437	15,789
Schneider Electric S.A. (France)	471	25,083
Siemens AG (Germany)	857	70,477
Silgan Holdings, Inc.	776	32,437
Stanley Black & Decker, Inc.	1,312	86,920
Teledyne Technologies, Inc.*	350	20,853
Thermo Fisher Scientific, Inc.	700	35,336
Triumph Group, Inc.	437	26,150
United Parcel Service, Inc., Class B	1,617	121,178
Vinci S.A. (France)	472	18,853

		1,960,512

Technology — 10.0%
Accenture PLC, Class A (Ireland)	962	54,930
Activision Blizzard, Inc.	8,486	99,626
Apple, Inc.*	1,356	783,402
Ariba, Inc.*	875	39,314
CACI International, Inc., Class A*	224	9,587
Canon, Inc. (Japan)	1,137	45,674
Concur Technologies, Inc.*	496	30,678
Deltek, Inc.*	3,062	32,120
EPIQ Systems, Inc.	1,575	17,372
Fortinet, Inc.*	1,800	38,250
Hewlett-Packard Co.	3,675	83,349
Intel Corp.	8,769	226,590
International Business Machines Corp.	1,890	364,582
Jack Henry & Associates, Inc.	806	26,606
Mantech International Corp., Class A	350	7,630
MedAssets, Inc.*	700	7,924
Mentor Graphics Corp.*	1,300	18,330
Microsemi Corp.*	875	15,453
Microsoft Corp.	13,264	387,175
Monolithic Power Systems, Inc.*	1,575	29,594
Monotype Imaging Holdings, Inc.*	1,575	21,578

	Number of Shares	Value

Technology (Continued)
Omnicell, Inc.*	1,312	$17,174
Oracle Corp.	8,749	231,586
Parametric Technology Corp.*	1,152	23,270
QLIK Technologies, Inc.*	787	17,889
QUALCOMM, Inc.	2,712	155,424
Quality Systems, Inc.	534	15,278
Quest Software, Inc.*	923	23,075
Riverbed Technology, Inc.*	1,631	26,748
Silicon Graphics International Corp.*	1,400	8,246
Silicon Image, Inc.*	3,499	15,466
TriQuint Semiconductor, Inc.*	1,828	9,524
VeriFone Systems, Inc.*	1,011	36,507
Xerox Corp.	10,714	77,355

		2,997,306

Utilities — 1.0%
CenterPoint Energy, Inc.	3,237	65,484
E.ON AG (Germany)	1,813	33,132
ENEL S.p.A (Italy)	7,707	21,936
GDF Suez (France)	1,325	26,172
Iberdrola S.A. (Spain)	4,760	18,098
National Grid PLC (United Kingdom)	3,838	38,397
Piedmont Natural Gas Co., Inc.	621	18,829
South Jersey Industries, Inc.	200	9,682
Southern Co.	1,374	63,081

		294,811

TOTAL COMMON STOCKS (Cost $23,376,116)		22,294,720

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	151	24,103

TOTAL PREFERRED STOCKS (Cost $32,294)		24,103

	Principal Amount	Value

CORPORATE BONDS — 14.2%
Basic Materials — 0.3%
Vale Overseas Ltd. (Cayman Islands) 6.875%, 11/21/36	$75,000	86,195

Communications — 3.2%
BellSouth Corp. 6.00%, 11/15/34	156,000	174,813
British Telecommunications PLC (United Kingdom) 9.625%, 12/15/30	26,000	39,404
CBS Corp. 7.875%, 7/30/30	39,000	52,091
Cisco Systems, Inc. 5.90%, 2/15/39	40,000	50,834
Comcast Corp. 6.45%, 3/15/37	96,000	118,449
Deutsche Telekom International Finance BV (Netherlands) 8.75%, 6/15/30	60,000	83,046

See Notes to Financial Statements.	27

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund (Continued)

May 31, 2012

	Principal Amount	Value

Communications (Continued)
News America, Inc. 6.20%, 12/15/34	$67,000	$75,140
Telecom Italia Capital S.A. (Luxembourg) 7.721%, 6/04/38	37,000	32,745
Time Warner Cable, Inc. 6.55%, 5/01/37	72,000	84,562
Time Warner, Inc. 7.70%, 5/01/32	67,000	89,003
Verizon Global Funding Corp. 7.75%, 12/01/30	108,000	152,730

		952,817

Consumer, Cyclical — 1.1%
CVS Caremark Corp. 6.125%, 9/15/39	38,000	47,006
Target Corp. 7.00%, 1/15/38	110,000	158,213
Wal-Mart Stores, Inc. 6.50%, 8/15/37	92,000	126,440

		331,659

Consumer, Non-cyclical — 1.7%
Aetna, Inc. 6.625%, 6/15/36	15,000	19,332
Anheuser-Busch InBev Worldwide, Inc. 8.00%, 11/15/39	26,000	42,173
AstraZeneca PLC (United Kingdom) 6.45%, 9/15/37	39,000	53,398
Bristol-Myers Squibb Co. 5.875%, 11/15/36	45,000	58,567
Eli Lilly & Co. 5.55%, 3/15/37	26,000	33,300
Johnson & Johnson 5.95%, 8/15/37	28,000	39,233
Kroger (The) Co. 5.40%, 7/15/40	26,000	27,715
Pepsi Bottling Group, Inc., Series B 7.00%, 3/01/29	55,000	76,378
Procter & Gamble (The) Co. 5.55%, 3/05/37	37,000	49,696
Unilever Capital Corp. 5.90%, 11/15/32	64,000	88,692

		488,484

Energy — 1.8%
Apache Corp. 6.00%, 1/15/37	34,000	43,442
ConocoPhillips 5.90%, 10/15/32	167,000	212,748
Kinder Morgan Energy Partners LP, MTN 6.95%, 1/15/38	96,000	114,368
Shell International Finance BV (Netherlands) 6.375%, 12/15/38	66,000	91,590
Suncor Energy, Inc. (Canada) 6.50%, 6/15/38	26,000	31,940
TransCanada PipeLines Ltd. (Canada) 7.625%, 1/15/39	14,000	20,769

	Principal Amount	Value

Energy (Continued)
Transocean, Inc. (Cayman Islands) 6.80%, 3/15/38	$30,000	$34,913

		549,770

Financial — 3.0%
Allstate (The) Corp. 5.55%, 5/09/35	69,000	80,471
Bank of America NA 6.00%, 10/15/36	73,000	71,783
Chubb Corp. 6.00%, 5/11/37	23,000	30,076
Citigroup, Inc. 8.125%, 7/15/39	129,000	171,646
Credit Suisse (USA), Inc. 7.125%, 7/15/32	114,000	144,971
General Electric Capital Corp., Series A, MTN 6.75%, 3/15/32	118,000	145,574
Goldman Sachs Group (The), Inc. 6.75%, 10/01/37	58,000	57,218
HSBC Holdings PLC (United Kingdom) 6.50%, 9/15/37	50,000	56,099
JPMorgan Chase Capital XXV, Series Y 6.80%, 10/01/37	61,000	61,464
Principal Financial Group, Inc. 6.05%, 10/15/36	24,000	27,741
Wachovia Bank NA, MTN 6.60%, 1/15/38	40,000	50,255

		897,298

Industrial — 0.9%
Burlington Northern Santa Fe LLC 6.15%, 5/01/37	22,000	27,820
CSX Corp. 6.00%, 10/01/36	64,000	76,796
Lockheed Martin Corp., Series B 6.15%, 9/01/36	11,000	13,866
Norfolk Southern Corp. 7.90%, 5/15/97	27,000	42,737
Republic Services, Inc. 4.75%, 5/15/23	56,000	62,345
United Parcel Service, Inc. 6.20%, 1/15/38	13,000	17,836
United Technologies Corp. 6.125%, 7/15/38	27,000	35,080

		276,480

Technology — 0.2%
Oracle Corp. 5.375%, 7/15/40	43,000	52,575

Utilities — 2.0%
Florida Power & Light Co. 5.95%, 2/01/38	46,000	61,729
MidAmerican Energy Holdings Co. 6.125%, 4/01/36	116,000	147,518
Oncor Electric Delivery Co. LLC 7.00%, 9/01/22	62,000	76,292
Pacific Gas & Electric Co. 6.05%, 3/01/34	145,000	185,609

See Notes to Financial Statements.	28

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2030 Target Date Fund (Continued)

May 31, 2012

	Principal Amount	Value

Utilities (Continued)
Southern California Edison Co. 6.05%, 3/15/39	$18,000	$24,424
Southern California Gas Co. 5.125%, 11/15/40	91,000	113,842

		609,414

TOTAL CORPORATE BONDS (Cost $3,801,402)		4,244,692

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 9.5%
Federal Home Loan Mortgage Corp. — 1.2%
6.25%, 7/15/32, MTN	230,000	345,232

United States Treasury Bonds/ Notes — 8.3%
7.625%, 2/15/25	364,200	603,035
4.375%, 2/15/38	271,100	365,688
4.50%, 8/15/39	327,400	451,914
4.375%, 11/15/39	227,400	308,163
4.625%, 2/15/40	83,900	118,089
4.375%, 5/15/40	464,000	629,373

		2,476,262

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $2,243,063)		2,821,494

SOVEREIGN BONDS — 1.0%
Federative Republic of Brazil (Brazil) 7.125%, 1/20/37	103,000	142,655
Panama Government International Bond (Panama) 6.70%, 1/26/36	48,000	62,280
United Mexican States, MTN (Mexico) 6.75%, 9/27/34	78,000	102,375

TOTAL SOVEREIGN BONDS (Cost $272,322)		307,310

RIGHTS — 0.0% (b)
Basic Materials — 0.0% (b)
Air Liquide S.A., expires 6/08/12* (France)	304	3,288

Communications — 0.0% (b)
Vivendi, expires 5/31/31* (France)	9	5

TOTAL RIGHTS (Cost $0)		3,293

TOTAL INVESTMENTS — 99.5% (Cost $29,725,197)		$29,695,612
Other assets less liabilities — 0.5%		138,460

NET ASSETS — 100.0%		$29,834,072

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing securities.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

See Notes to Financial Statements.	29

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund

May 31, 2012

	Number of Shares	Value

COMMON STOCKS — 92.1%
Basic Materials — 4.1%
Air Liquide S.A. (France)	354	$38,286
Allied Nevada Gold Corp.*	778	20,181
Anglo American PLC (United Kingdom)	1,722	52,240
BASF SE (Germany)	1,050	73,197
Bayer AG (Germany)	998	63,106
BHP Billiton Ltd. (Australia)	3,847	119,293
BHP Billiton PLC (United Kingdom)	2,574	67,132
Coeur d’Alene Mines Corp.*	900	15,210
Dow Chemical (The) Co.	2,453	76,190
E.I. du Pont de Nemours & Co.	1,703	82,187
Freeport-McMoRan Copper & Gold, Inc.	1,556	49,854
Hecla Mining Co.	2,700	11,475
Horsehead Holding Corp.*	2,100	18,606
Linde AG (Germany)	198	30,382
Molycorp, Inc.*	1,000	19,680
Newcrest Mining Ltd. (Australia)	889	21,488
Newmont Mining Corp.	839	39,567
Quaker Chemical Corp.	600	25,074
Rio Tinto Ltd. (Australia)	546	30,113
Rio Tinto PLC (United Kingdom)	1,652	70,686
Rockwood Holdings, Inc.*	886	42,882
Syngenta AG (Switzerland)	123	39,365
Vulcan Materials Co.	1,361	47,159
Westlake Chemical Corp.	800	43,592
WR Grace & Co.*	800	42,000
Xstrata PLC (United Kingdom)	2,463	34,971

		1,173,916

Communications — 10.6%
AboveNet, Inc.*	300	24,996
Acme Packet, Inc.*	778	17,801
Amazon.com, Inc.*	830	176,715
Anixter International, Inc.	360	20,704
Aruba Networks, Inc.*	1,100	14,454
AT&T, Inc.	12,478	426,372
Cisco Systems, Inc.	10,375	169,424
Comcast Corp., Class A	5,528	159,814
Corning, Inc.	3,252	42,243
Deutsche Telekom AG (Germany)	3,332	32,852
DISH Network Corp., Class A	3,700	103,748
eBay, Inc.*	2,300	90,137
France Telecom S.A. (France)	2,339	29,383
Google, Inc., Class A*	541	314,245
InterDigital, Inc.	200	4,938
IPG Photonics Corp.*	500	21,400
Motorola Solutions, Inc.	3,300	158,664
News Corp., Class A	3,929	75,437
Nokia OYJ (Finland)	5,032	13,215
NTT DoCoMo, Inc. (Japan)	19	30,312
Rackspace Hosting, Inc.*	1,516	74,997
Softbank Corp. (Japan)	900	28,120
Sprint Nextel Corp.*	27,200	69,904
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	4,168	35,370
Thomson Reuters Corp. (Canada)	1,556	42,743
TIBCO Software, Inc.*	2,137	57,165

	Number of Shares	Value

Communications (Continued)
Time Warner, Inc.	2,068	$71,284
United Online, Inc.	4,400	17,380
Verizon Communications, Inc.	5,517	229,728
Viasat, Inc.*	500	21,010
Vivendi (France)	1,572	25,385
Vodafone Group PLC (United Kingdom)	68,144	181,449
Walt Disney (The) Co.	3,706	169,402
Yahoo!, Inc.*	3,004	45,781

		2,996,572

Consumer, Cyclical — 9.1%
Alaska Air Group, Inc.*	932	31,968
Ascena Retail Group, Inc.*	1,850	35,021
Bayerische Motoren Werke AG (Germany)	357	26,970
Bebe Stores, Inc.	3,500	22,330
Brunswick Corp.	1,000	21,900
Cabela’s, Inc.*	700	24,738
Cash America International, Inc.	389	17,303
Cie Financiere Richemont S.A. (Switzerland)	605	34,460
Cinemark Holdings, Inc.	1,531	35,305
Columbia Sportswear Co.	507	24,382
CROCS, Inc.*	900	15,219
CVS Caremark Corp.	2,696	121,158
Daimler AG (Germany)	1,073	49,659
Dana Holding Corp.	1,866	24,855
Deckers Outdoor Corp.*	344	19,150
Dillard’s, Inc., Class A	511	34,360
DSW, Inc., Class A	500	29,840
Ezcorp, Inc., Class A*	500	11,800
Ford Motor Co.	7,667	80,964
Hennes & Mauritz AB, Class B (Sweden)	1,460	43,333
Honda Motor Co. Ltd. (Japan)	1,749	56,029
Johnson Controls, Inc.	1,244	37,494
Kohl’s Corp.	2,400	109,968
Las Vegas Sands Corp.	1,300	60,034
McDonald’s Corp.	1,955	174,660
Men’s Wearhouse (The), Inc.	519	18,679
Mitsubishi Corp. (Japan)	1,743	34,121
Mitsui & Co. Ltd. (Japan)	1,551	21,836
Nike, Inc., Class B	934	101,040
Nintendo Co. Ltd. (Japan)	120	13,972
Nu Skin Enterprises, Inc., Class A	778	33,361
Penske Automotive Group, Inc.	1,244	30,578
Polaris Industries, Inc.	732	55,610
Red Robin Gourmet Burgers, Inc.*	700	22,400
Saks, Inc.*	2,333	23,003
Sally Beauty Holdings, Inc.*	2,100	55,503
Sony Corp. (Japan)	1,497	20,045
Steelcase, Inc., Class A	1,500	13,155
Target Corp.	1,300	75,283
Titan Machinery, Inc.*	1,000	30,850
Toyota Motor Corp. (Japan)	3,387	131,307
Ulta Salon Cosmetics & Fragrance, Inc.*	700	62,558
Under Armour, Inc., Class A*	612	61,647
Volvo AB, Class B (Sweden)	1,925	21,591
Wal-Mart Stores, Inc.	7,044	463,635
Warnaco Group (The), Inc.*	502	22,344

See Notes to Financial Statements.	30

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund (Continued)

May 31, 2012

	Number of Shares	Value

Consumer, Cyclical (Continued)
Watsco, Inc.	399	$29,370
Wesfarmers Ltd. (Australia)	1,320	37,386
Wolverine World Wide, Inc.	600	25,506
World Fuel Services Corp.	674	25,275

		2,572,955

Consumer, Non-cyclical — 19.0%
Abbott Laboratories	3,213	198,531
Acacia Research — Acacia Technologies*	400	13,908
AMERIGROUP Corp.*	510	31,824
Amgen, Inc.	1,966	136,676
Amsurg Corp.*	400	10,928
Anheuser-Busch InBev NV (Belgium)	939	63,566
AstraZeneca PLC (United Kingdom)	1,814	73,095
Brink’s (The) Co.	500	11,385
Bristol-Myers Squibb Co.	3,200	106,688
British American Tobacco PLC (United Kingdom)	2,340	110,155
Bruker Corp.*	1,737	25,760
Cardinal Health, Inc.	3,300	136,554
Catalyst Health Solutions, Inc.*	431	37,441
Centene Corp.*	714	25,804
Coca-Cola (The) Co.	4,403	329,036
CONMED Corp.	400	10,716
Cubist Pharmaceuticals, Inc.*	700	28,084
DANONE S.A. (France)	633	40,613
Diageo PLC (United Kingdom)	3,276	78,004
Geo Group (The), Inc.*	800	17,408
Geron Corp.*	6,600	8,646
GlaxoSmithKline PLC (United Kingdom)	6,444	142,625
Harris Teeter Supermarkets, Inc.	573	21,505
HEALTHSOUTH Corp.*	1,400	26,796
Healthways, Inc.*	1,500	9,825
Humana, Inc.	1,700	129,863
Imperial Tobacco Group PLC (United Kingdom)	1,257	45,311
Incyte Corp. Ltd.*	1,300	27,703
Intuitive Surgical, Inc.*	310	162,161
Invacare Corp.	437	6,507
JM Smucker (The) Co.	1,100	84,216
Johnson & Johnson	5,560	347,111
Kraft Foods, Inc., Class A	3,535	135,284
Lancaster Colony Corp.	231	15,551
Lexicon Pharmaceuticals, Inc.*	15,300	24,327
Live Nation Entertainment, Inc.*	2,877	26,900
Magellan Health Services, Inc.*	267	11,259
MannKind Corp.*	7,400	13,468
Mastercard, Inc., Class A	229	93,091
Medicis Pharmaceutical Corp., Class A	700	25,270
Merck & Co., Inc.	6,163	231,606
Molina Healthcare, Inc.*	656	16,735
Navigant Consulting, Inc.*	2,300	27,531
Nestle S.A. (Switzerland)	4,259	241,274
Novartis AG (Switzerland)	2,667	138,462
Novo Nordisk A/S, Class B (Denmark)	519	69,046
Onyx Pharmaceuticals, Inc.*	800	36,624
Pfizer, Inc.	16,174	353,725
Procter & Gamble (The) Co.	5,624	350,319

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Quidel Corp.*	1,600	$25,152
Roche Holding AG (Switzerland)	931	145,243
Rollins, Inc.	1,702	36,150
Salix Pharmaceuticals Ltd.*	778	40,308
Sanofi (France)	1,312	89,222
Seaboard Corp.*	13	25,822
Seattle Genetics, Inc.*	1,400	27,272
Select Medical Holdings Corp.*	2,566	23,710
Sirona Dental Systems, Inc.*	620	26,524
Sotheby’s	856	26,108
Takeda Pharmaceutical Co. Ltd. (Japan)	781	32,618
Tesco PLC (United Kingdom)	10,280	47,871
Teva Pharmaceutical Industries Ltd. (Israel)	1,185	47,476
Tootsie Roll Industries, Inc.	618	13,812
TreeHouse Foods, Inc.*	466	26,567
Unilever NV (Netherlands)	1,885	59,305
Unilever PLC (United Kingdom)	1,475	46,336
United Rentals, Inc.*	700	24,185
UnitedHealth Group, Inc.	2,225	124,088
Viropharma, Inc.*	1,000	20,140
Visa, Inc., Class A	1,417	163,238

		5,380,064

Diversified — 0.3%
Compass Diversified Holdings	600	7,872
Hutchison Whampoa Ltd. (Hong Kong)	3,000	24,682
LVMH Moet Hennessy Louis Vuitton S.A. (France)	253	37,351

		69,905

Energy — 9.3%
Berry Petroleum Co., Class A	417	16,225
BG Group PLC (United Kingdom)	4,130	78,982
Bill Barrett Corp.*	420	8,110
BP PLC (United Kingdom)	23,413	142,307
Cameron International Corp.*	2,100	95,949
CARBO Ceramics, Inc.	212	17,248
Chevron Corp.	3,934	386,752
ConocoPhillips	2,748	143,336
Crosstex Energy, Inc.	2,000	27,020
Dril-Quip, Inc.*	508	30,780
Endeavour International Corp.*	1,800	17,982
ENI S.p.A (Italy)	3,071	59,235
EQT Corp.	1,200	55,656
Exxon Mobil Corp.	9,633	757,442
Halliburton Co.	1,600	48,096
McMoRan Exploration Co.*	1,500	14,595
Peabody Energy Corp.	2,351	54,919
Royal Dutch Shell PLC, Class A (United Kingdom)	4,213	130,402
Royal Dutch Shell PLC, Class B (United Kingdom)	3,137	100,357
RPC, Inc.	2,655	27,559
Schlumberger Ltd. (Netherland Antilles)	2,571	162,616
Southwestern Energy Co.*	2,803	78,568
Statoil ASA (Norway)	1,410	31,812
Total S.A. (France)	2,559	109,999

See Notes to Financial Statements.	31

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund (Continued)

May 31, 2012

	Number of Shares	Value

Energy (Continued)
Vantage Drilling Co.*	15,200	$22,800
Woodside Petroleum Ltd. (Australia)	903	28,177

		2,646,924

Financial — 17.8%
1st Source Corp.	1,200	25,572
Alexander’s, Inc. REIT	50	19,557
Allianz SE (Germany)	599	54,148
Allstate (The) Corp.	5,100	173,094
Alterra Capital Holdings Ltd. (Bermuda)	1,200	26,652
American Campus Communities, Inc. REIT	776	34,066
American Capital Agency Corp. REIT	1,400	45,738
American Capital Ltd.*	4,666	43,207
American Express Co.	2,255	125,896
American International Group, Inc.*	3,800	110,884
Apollo Investment Corp.	2,644	19,671
Australia & New Zealand Banking Group Ltd. (Australia)	3,046	61,748
AvalonBay Communities, Inc. REIT	800	111,800
AXA S.A. (France)	2,101	23,590
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	5,911	33,634
Banco Santander S.A. (Spain)	10,977	58,294
Bank of America Corp.	21,911	161,046
Barclays PLC (United Kingdom)	18,651	50,610
Berkshire Hathaway, Inc., Class B*	4,984	395,530
BioMed Realty Trust, Inc. REIT	1,556	28,086
BNP Paribas (France)	1,433	45,580
Boston Private Financial Holdings, Inc.	4,300	38,786
Boston Properties, Inc. REIT	1,300	133,809
CBL & Associates Properties, Inc. REIT	1,944	33,942
Charles Schwab (The) Corp.	2,178	27,138
Chemical Financial Corp.	1,400	28,462
Citigroup, Inc.	5,857	155,269
Cohen & Steers, Inc.	300	9,705
Commonwealth Bank of Australia (Australia)	1,899	90,992
Credit Acceptance Corp.*	266	22,541
Credit Suisse Group AG (Switzerland)	1,656	31,373
DCT Industrial Trust, Inc. REIT	1,700	9,894
Deutsche Bank AG (Germany) (a)	1,301	46,787
Entertainment Properties Trust REIT	622	25,670
Equity Lifestyle Properties, Inc. REIT	390	25,685
Equity One, Inc. REIT	1,284	25,500
Equity Residential REIT	544	33,238
Franklin Resources, Inc.	448	47,842
GAMCO Investors, Inc., Class A	300	12,453
Goldman Sachs Group (The), Inc.	1,013	96,944
Hatteras Financial Corp. REIT	800	22,840
HCP, Inc. REIT	3,700	151,108
HFF, Inc., Class A*	1,700	22,236
Highwoods Properties, Inc. REIT	816	26,324
Home Properties, Inc. REIT	466	27,932
HSBC Holdings PLC (United Kingdom)	23,017	180,499
ING Groep NV (Netherlands)*	5,507	31,805
Invesco Mortgage Capital, Inc. REIT	800	14,512
JPMorgan Chase & Co.	7,907	262,117
Kilroy Realty Corp. REIT	700	32,137
LaSalle Hotel Properties REIT	934	25,760

	Number of Shares	Value

Financial (Continued)
Lloyds Banking Group PLC (United Kingdom)*	62,011	$24,224
Meadowbrook Insurance Group, Inc.	2,700	24,003
MFA Financial, Inc. REIT	4,122	31,410
Mid-America Apartment Communities, Inc. REIT	440	29,652
Mitsubishi UFJ Financial Group, Inc. (Japan)	13,564	58,812
Mizuho Financial Group, Inc. (Japan)	20,230	29,668
National Australia Bank Ltd. (Australia)	2,568	55,994
National Retail Properties, Inc. REIT	850	22,517
NewStar Financial, Inc.*	2,500	27,950
Nordea Bank AB (Sweden)	3,631	26,818
OMEGA Healthcare Investors, Inc. REIT	1,273	26,873
PennantPark Investment Corp.	2,300	22,425
Pinnacle Financial Partners, Inc.*	1,800	30,708
Post Properties, Inc. REIT	500	24,205
Primerica, Inc.	800	19,256
ProAssurance Corp.	308	27,147
Prosperity Bancshares, Inc.	415	17,729
Prudential PLC (United Kingdom)	3,424	35,731
Public Storage REIT	312	41,643
S&T Bancorp, Inc.	1,500	25,755
Signature Bank*	422	25,915
Simon Property Group, Inc. REIT	533	78,628
Societe Generale (France)*	958	19,023
Standard Chartered PLC (United Kingdom)	2,956	59,556
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,352	39,466
SVB Financial Group*	422	25,177
T. Rowe Price Group, Inc.	2,444	140,750
Tanger Factory Outlet Centers, Inc. REIT	996	30,886
UBS AG (Switzerland)	5,116	57,649
Universal Health Realty Income Trust REIT	622	24,040
Washington Real Estate Investment Trust REIT	875	24,623
Wells Fargo & Co.	10,071	322,777
WesBanco, Inc.	1,400	28,462
Westamerica Bancorporation	400	17,884
Westpac Banking Corp. (Australia)	3,674	72,305
Weyerhaeuser Co. REIT	5,081	101,163
Zurich Financial Services AG (Switzerland)	179	36,583

		5,049,110

Industrial — 8.1%
ABB Ltd. (Switzerland)	2,929	45,845
Actuant Corp., Class A	800	20,936
Acuity Brands, Inc.	544	29,648
AO Smith Corp.	500	23,080
Brady Corp., Class A	778	21,348
Caterpillar, Inc.	1,183	103,654
CIE de St-Gobain (France)	551	19,498
CLARCOR, Inc.	485	23,668
Clean Harbors, Inc.*	476	29,545
Cymer, Inc.*	400	21,668
Drew Industries, Inc.*	1,200	31,860
Eaton Corp.	598	25,511
Emerson Electric Co.	1,494	69,874
EnerSys*	622	20,514
FANUC Corp. (Japan)	234	40,345
FedEx Corp.	644	57,406

See Notes to Financial Statements.	32

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund (Continued)

May 31, 2012

	Number of Shares	Value

Industrial (Continued)
FEI Co.*	500	$22,885
General Dynamics Corp.	772	49,415
General Electric Co.	21,315	406,904
Genesee & Wyoming, Inc., Class A*	500	25,055
Golar LNG Ltd. (Bermuda)*	700	24,521
GrafTech International Ltd.*	1,570	16,752
Greenbrier Cos., Inc.*	1,200	16,608
HEICO Corp.	625	26,038
Hitachi Ltd. (Japan)	5,000	28,630
Ingersoll-Rand PLC (Ireland)	3,434	141,859
Jacobs Engineering Group, Inc.*	1,200	42,624
John Bean Technologies Corp.	1,400	19,502
Komatsu Ltd. (Japan)	1,088	26,057
Koninklijke Philips Electronics NV (Netherlands)	1,235	21,836
Measurement Specialties, Inc.*	800	26,136
Mitsubishi Electric Corp. (Japan)	2,333	18,357
Multi-Fineline Electronix, Inc.*	1,300	32,201
Nordson Corp.	633	33,935
Norfolk Southern Corp.	700	45,864
Old Dominion Freight Line, Inc.*	600	26,136
Polypore International, Inc.*	500	18,495
Republic Services, Inc.	3,523	92,867
Robbins & Myers, Inc.	400	18,236
Sauer-Danfoss, Inc.	500	18,065
Schneider Electric S.A. (France)	626	33,337
Siemens AG (Germany)	1,050	86,348
Silgan Holdings, Inc.	790	33,022
Stanley Black & Decker, Inc.	1,700	112,625
Teledyne Technologies, Inc.*	400	23,832
Thermo Fisher Scientific, Inc.	778	39,273
Triumph Group, Inc.	500	29,920
United Parcel Service, Inc., Class B	1,958	146,733
Vinci S.A. (France)	514	20,531

		2,308,999

Technology — 12.5%
Accenture PLC, Class A (Ireland)	1,200	68,520
Activision Blizzard, Inc.	9,900	116,226
Apple, Inc.*	1,581	913,391
Ariba, Inc.*	1,100	49,423
CACI International, Inc., Class A*	459	19,645
Canon, Inc. (Japan)	1,300	52,222
Concur Technologies, Inc.*	668	41,316
Deltek, Inc.*	3,500	36,715
EPIQ Systems, Inc.	1,800	19,854
Fortinet, Inc.*	2,100	44,625
Hewlett-Packard Co.	4,200	95,256
Intel Corp.	10,235	264,472
International Business Machines Corp.	2,313	446,178
Jack Henry & Associates, Inc.	911	30,072
Mantech International Corp., Class A	400	8,720
MedAssets, Inc.*	800	9,056
Mentor Graphics Corp.*	1,500	21,150
Microsemi Corp.*	1,000	17,660
Microsoft Corp.	15,748	459,684
Monolithic Power Systems, Inc.*	1,900	35,701
Monotype Imaging Holdings, Inc.*	1,900	26,030

	Number of Shares	Value

Technology (Continued)
Omnicell, Inc.*	1,500	$19,635
Oracle Corp.	10,200	269,994
Parametric Technology Corp.*	1,523	30,765
QLIK Technologies, Inc.*	900	20,457
QUALCOMM, Inc.	3,200	183,391
Quality Systems, Inc.	564	16,136
Quest Software, Inc.*	1,258	31,450
Riverbed Technology, Inc.*	1,950	31,980
Silicon Graphics International Corp.*	1,600	9,424
Silicon Image, Inc.*	4,100	18,122
TriQuint Semiconductor, Inc.*	1,837	9,571
VeriFone Systems, Inc.*	1,088	39,288
Xerox Corp.	12,498	90,236

		3,546,365

Utilities — 1.3%
CenterPoint Energy, Inc.	3,800	76,874
E.ON AG (Germany)	2,157	39,419
ENEL S.p.A (Italy)	8,256	23,499
GDF Suez (France)	1,434	28,325
Iberdrola S.A. (Spain)	5,525	21,007
National Grid PLC (United Kingdom)	4,455	44,570
Piedmont Natural Gas Co., Inc.	1,012	30,684
South Jersey Industries, Inc.	300	14,523
Southern Co.	1,702	78,138

		357,039

TOTAL COMMON STOCKS (Cost $27,511,109)		26,101,849

PREFERRED STOCKS — 0.1%
Consumer, Cyclical — 0.1%
Volkswagen AG (Germany)	175	27,935

TOTAL PREFERRED STOCKS (Cost $37,426)		27,935

	Principal Amount	Value

CORPORATE BONDS — 4.8%
Basic Materials — 0.1%
Barrick North America Finance LLC 5.70%, 5/30/41	$15,000	16,943

Communications — 0.8%
America Movil S.A.B de CV (Mexico) 6.125%, 3/30/40	8,000	9,604
BellSouth Corp. 6.00%, 11/15/34	74,000	82,925
Cisco Systems, Inc. 5.90%, 2/15/39	20,000	25,418
Comcast Corp. 6.45%, 3/15/37	33,000	40,717
Time Warner Cable, Inc. 6.55%, 5/01/37	36,000	42,280
Verizon Communications, Inc. 6.00%, 4/01/41	8,000	10,153

		211,097

See Notes to Financial Statements.	33

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund (Continued)

May 31, 2012

	Principal Amount	Value

Consumer, Cyclical — 0.5%
CVS Caremark Corp. 2.532%, 6/01/37 (b)	$14,000	$13,958
6.125%, 9/15/39	15,000	18,555
Home Depot, Inc. 5.95%, 4/01/41	10,000	12,904
Johnson Controls, Inc. 5.70%, 3/01/41	8,000	9,624
Target Corp. 7.00%, 1/15/38	26,000	37,396
Wal-Mart Stores, Inc. 6.50%, 8/15/37	42,000	57,723

		150,160

Consumer, Non-cyclical — 0.8%
Aetna, Inc. 6.625%, 6/15/36	5,000	6,444
Anheuser-Busch InBev Worldwide, Inc. 8.00%, 11/15/39	13,000	21,087
Archer-Daniels-Midland Co. 5.765%, 3/01/41	10,000	12,632
AstraZeneca PLC (United Kingdom) 6.45%, 9/15/37	27,000	36,968
Bristol-Myers Squibb Co. 5.875%, 11/15/36	17,000	22,125
Eli Lilly & Co. 5.55%, 3/15/37	19,000	24,335
Johnson & Johnson 5.95%, 8/15/37	15,000	21,018
Kroger (The) Co. 5.40%, 7/15/40	9,000	9,594
Procter & Gamble (The) Co. 5.55%, 3/05/37	31,000	41,636
Unilever Capital Corp. 5.90%, 11/15/32	17,000	23,559

		219,398

Energy — 0.6%
Apache Corp. 6.00%, 1/15/37	15,000	19,165
Hess Corp. 5.60%, 2/15/41	20,000	21,586
Marathon Petroleum Corp. 6.50%, 3/01/41	11,000	12,240
Oneok Partners LP 6.125%, 2/01/41	10,000	11,802
Petrobras International Finance Co. – Pifco (Cayman Islands) 6.75%, 1/27/41	12,000	13,889
Shell International Finance BV (Netherlands) 6.375%, 12/15/38	25,000	34,694
Suncor Energy, Inc. (Canada) 6.50%, 6/15/38	18,000	22,112
TransCanada PipeLines Ltd. (Canada) 7.625%, 1/15/39	12,000	17,802
Transocean, Inc. (Cayman Islands) 6.80%, 3/15/38	15,000	17,457

		170,747

	Principal Amount	Value

Financial — 0.7%
Allstate (The) Corp. 5.55%, 5/09/35	$33,000	$38,486
Bank of America NA 6.00%, 10/15/36	30,000	29,500
Chubb Corp. 6.00%, 5/11/37	17,000	22,230
General Electric Capital Corp., MTN 5.875%, 1/14/38	19,000	21,679
Goldman Sachs Capital II 4.000%, 6/01/43 (b)	8,000	5,320
JPMorgan Chase & Co. 5.50%, 10/15/40	28,000	29,922
Principal Financial Group, Inc. 6.05%, 10/15/36	6,000	6,935
Prudential Financial, Inc., MTN 6.20%, 11/15/40	15,000	16,705
Wachovia Bank NA, MTN 6.60%, 1/15/38	28,000	35,179

		205,956

Industrial — 0.5%
Burlington Northern Santa Fe LLC 6.15%, 5/01/37	27,000	34,143
Caterpillar, Inc. 5.20%, 5/27/41	12,000	14,570
CSX Corp. 6.00%, 10/01/36	28,000	33,598
GE Capital Trust I 6.375%, 11/15/67 (b)	8,000	8,220
Lockheed Martin Corp., Series B 6.15%, 9/01/36	4,000	5,042
Norfolk Southern Corp. 7.90%, 5/15/97	7,000	11,080
United Parcel Service, Inc. 6.20%, 1/15/38	7,000	9,604
United Technologies Corp. 6.125%, 7/15/38	17,000	22,087

		138,344

Technology — 0.1%
Oracle Corp. 5.375%, 7/15/40	22,000	26,899

Utilities — 0.7%
Florida Power & Light Co. 5.95%, 2/01/38	11,000	14,761
5.25%, 2/01/41	14,000	17,406
Georgia Power Co. 5.40%, 6/01/40	15,000	18,395
MidAmerican Energy Holdings Co. 6.125%, 4/01/36	55,000	69,944
Pacific Gas & Electric Co. 6.05%, 3/01/34	52,000	66,563
Southern California Edison Co. 6.05%, 3/15/39	4,000	5,428
Southern California Gas Co. 5.125%, 11/15/40	14,000	17,514

		210,011

See Notes to Financial Statements.	34

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X 2040 Target Date Fund (Continued)

May 31, 2012

	Principal Amount	Value

TOTAL CORPORATE BONDS (Cost $1,194,978)		$1,349,555

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 2.4%
Tennessee Valley Authority — 0.2%
4.875%, 1/15/48	$37,000	47,113

United States Treasury Bonds/Notes — 2.2%
4.375%, 11/15/39	100,000	135,516
4.625%, 2/15/40	100,000	140,750
4.375%, 5/15/40	88,500	120,042
3.875%, 8/15/40	99,000	124,013
4.75%, 2/15/41	80,000	114,962

		635,283

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $522,137)		682,396

SOVEREIGN BONDS — 0.3%
Federative Republic of Brazil (Brazil) 7.125%, 1/20/37	48,000	66,480
Panama Government International Bond (Panama) 6.70%, 1/26/36	24,000	31,140

TOTAL SOVEREIGN BONDS (Cost $87,035)		97,620

RIGHTS — 0.0% (c)
Basic Materials — 0.0% (c)
Air Liquide S.A., expires 6/08/12* (France)	354	3,828

Communications — 0.0% (c)
Vivendi, expires 5/31/31* (France)	22	12

TOTAL RIGHTS (Cost $0)		3,840

TOTAL INVESTMENTS — 99.7% (Cost $29,352,685)		$28,263,195
Other assets less liabilities — 0.3%		94,479

NET ASSETS — 100.0%		$28,357,674

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing securities.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Variable Rate Coupon. Stated interest rate was in effect at May 31, 2012.

(c) Less than 0.1%.

See Notes to Financial Statements.	35

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund

May 31, 2012

	Number of Shares	Value

COMMON STOCKS — 26.9%
Basic Materials — 1.3%
Air Liquide S.A. (France)	29	$3,136
Allied Nevada Gold Corp.*	84	2,179
Anglo American PLC (United Kingdom)	205	6,219
BASF SE (Germany)	95	6,623
Bayer AG (Germany)	90	5,691
BHP Billiton Ltd. (Australia)	423	13,117
BHP Billiton PLC (United Kingdom)	302	7,876
Coeur d’Alene Mines Corp.*	84	1,420
Dow Chemical (The) Co.	234	7,268
E.I. du Pont de Nemours & Co.	160	7,722
Freeport-McMoRan Copper & Gold, Inc.	134	4,293
Hecla Mining Co.	267	1,135
Horsehead Holding Corp.*	200	1,772
Linde AG (Germany)	39	5,984
Molycorp, Inc.*	134	2,637
Newcrest Mining Ltd. (Australia)	154	3,722
Newmont Mining Corp.	108	5,093
Quaker Chemical Corp.	67	2,800
Rio Tinto Ltd. (Australia)	86	4,743
Rio Tinto PLC (United Kingdom)	234	10,012
Rockwood Holdings, Inc.*	53	2,565
Syngenta AG (Switzerland)	32	10,241
Vulcan Materials Co.	150	5,198
Westlake Chemical Corp.	67	3,651
WR Grace & Co.*	67	3,518
Xstrata PLC (United Kingdom)	345	4,899

		133,514

Communications — 3.1%
AboveNet, Inc.*	67	5,582
Acme Packet, Inc.*	100	2,288
Amazon.com, Inc.*	74	15,755
Aruba Networks, Inc.*	134	1,761
AT&T, Inc.	1,265	43,226
Cisco Systems, Inc.	1,139	18,600
Comcast Corp., Class A	581	16,797
Corning, Inc.	391	5,078
Deutsche Telekom AG (Germany)	300	2,958
DISH Network Corp., Class A	401	11,244
eBay, Inc.*	267	10,464
France Telecom S.A. (France)	200	2,512
Google, Inc., Class A*	59	34,270
InterDigital, Inc.	67	1,654
IPG Photonics Corp.*	67	2,868
Motorola Solutions, Inc.	334	16,059
News Corp., Class A	392	7,526
Nokia OYJ (Finland)	378	993
NTT DoCoMo, Inc. (Japan)	1	1,595
Rackspace Hosting, Inc.*	166	8,212
Softbank Corp. (Japan)	200	6,249
Sprint Nextel Corp.*	2,937	7,548
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	615	5,219
Thomson Reuters Corp. (Canada)	150	4,121
TIBCO Software, Inc.*	215	5,751
Time Warner, Inc.	234	8,066

	Number of Shares	Value

Communications (Continued)
United Online, Inc.	467	$1,845
Verizon Communications, Inc	541	22,527
Viasat, Inc.*	67	2,815
Vivendi (France)	138	2,228
Vodafone Group PLC (United Kingdom)	8,001	21,305
Walt Disney (The) Co.	397	18,146
Yahoo!, Inc.*	300	4,572

		319,834

Consumer, Cyclical — 2.7%
Alaska Air Group, Inc.*	100	3,430
Ascena Retail Group, Inc.*	240	4,543
Bayerische Motoren Werke AG (Germany)	65	4,911
Bebe Stores, Inc.	401	2,558
Brunswick Corp.	134	2,935
Cabela’s, Inc.*	67	2,368
Cash America International, Inc.	67	2,980
Cie Financiere Richemont S.A. (Switzerland)	67	3,816
Cinemark Holdings, Inc.	188	4,335
Columbia Sportswear Co.	23	1,106
CROCS, Inc.*	67	1,133
CVS Caremark Corp.	288	12,943
Daimler AG (Germany)	87	4,026
Dana Holding Corp.	200	2,664
Deckers Outdoor Corp.*	50	2,784
Dillard’s, Inc., Class A	33	2,219
DSW, Inc., Class A	67	3,999
Ezcorp, Inc., Class A*	67	1,581
Ford Motor Co.	832	8,786
Hennes & Mauritz AB, Class B (Sweden)	103	3,057
Honda Motor Co. Ltd. (Japan)	172	5,510
Johnson Controls, Inc.	150	4,521
Kohl’s Corp.	267	12,234
Las Vegas Sands Corp.	134	6,188
McDonald’s Corp.	214	19,119
Men’s Wearhouse (The), Inc.	75	2,699
Mitsubishi Corp. (Japan)	166	3,250
Mitsui & Co. Ltd. (Japan)	240	3,379
Nike, Inc., Class B	100	10,818
Nintendo Co. Ltd. (Japan)	11	1,281
Nu Skin Enterprises, Inc., Class A	100	4,288
Penske Automotive Group, Inc.	134	3,294
Polaris Industries, Inc.	100	7,597
Red Robin Gourmet Burgers, Inc.*	67	2,144
Saks, Inc.*	250	2,465
Sally Beauty Holdings, Inc.*	200	5,286
Sony Corp. (Japan)	113	1,513
Steelcase, Inc., Class A	134	1,175
Target Corp.	134	7,760
Titan Machinery, Inc.*	134	4,133
Toyota Motor Corp. (Japan)	320	12,405
Ulta Salon Cosmetics & Fragrance, Inc.*	67	5,988
Under Armour, Inc., Class A*	33	3,324
Wal-Mart Stores, Inc.	784	51,602
Warnaco Group (The), Inc.*	55	2,448
Watsco, Inc.	50	3,681
Wesfarmers Ltd. (Australia)	207	5,863

See Notes to Financial Statements.	36

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund (Continued)

May 31, 2012

	Number of Shares	Value

Consumer, Cyclical (Continued)
Wolverine World Wide, Inc.	67	$2,848
World Fuel Services Corp.	106	3,975

		276,962

Consumer, Non-cyclical — 5.5%
Abbott Laboratories	314	19,402
Acacia Research-Acacia Technologies*	67	2,330
AMERIGROUP Corp.*	24	1,498
Amgen, Inc.	200	13,903
Anheuser-Busch InBev NV (Belgium)	75	5,077
AstraZeneca PLC (United Kingdom)	138	5,561
Brink’s (The) Co.	67	1,526
Bristol-Myers Squibb Co.	334	11,136
British American Tobacco PLC (United Kingdom)	186	8,756
Bruker Corp.*	163	2,417
Cardinal Health, Inc.	334	13,821
Catalyst Health Solutions, Inc.*	80	6,950
Centene Corp.*	100	3,614
Coca-Cola (The) Co.	531	39,682
Cubist Pharmaceuticals, Inc.*	67	2,688
DANONE S.A. (France)	87	5,582
Diageo PLC (United Kingdom)	252	6,000
Geo Group (The), Inc.*	67	1,458
Geron Corp.*	734	962
GlaxoSmithKline PLC (United Kingdom)	775	17,153
Harris Teeter Supermarkets, Inc.	86	3,228
HEALTHSOUTH Corp.*	150	2,871
Healthways, Inc.*	133	871
Humana, Inc.	200	15,277
Imperial Tobacco Group PLC (United Kingdom)	194	6,993
Incyte Corp. Ltd.*	134	2,856
Intuitive Surgical, Inc.*	33	17,262
JM Smucker (The) Co.	134	10,259
Johnson & Johnson	625	39,018
Kraft Foods, Inc., Class A	338	12,934
Lancaster Colony Corp.	43	2,895
Lexicon Pharmaceuticals, Inc.*	1,669	2,654
Live Nation Entertainment, Inc.*	300	2,805
Magellan Health Services, Inc.*	69	2,910
MannKind Corp.*	801	1,458
MasterCard, Inc., Class A	23	9,350
Medicis Pharmaceutical Corp., Class A	67	2,419
Merck & Co., Inc.	650	24,427
Navigant Consulting, Inc.*	267	3,196
Nestle S.A. (Switzerland)	453	25,662
Novartis AG (Switzerland)	309	16,042
Novo Nordisk A/S, Class B (Denmark)	53	7,051
Onyx Pharmaceuticals, Inc.*	67	3,067
Pfizer, Inc.	1,742	38,098
Procter & Gamble (The) Co	564	35,132
Quidel Corp.*	200	3,144
Roche Holding AG (Switzerland)	110	17,161
Rollins, Inc.	220	4,673
Salix Pharmaceuticals Ltd.*	100	5,181
Sanofi (France)	112	7,617

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Seaboard Corp.*	1	$1,986
Seattle Genetics, Inc.*	134	2,610
Select Medical Holdings Corp.*	200	1,848
Sirona Dental Systems, Inc.*	13	556
Sotheby’s	100	3,050
Takeda Pharmaceutical Co. Ltd. (Japan)	107	4,469
Tesco PLC (United Kingdom)	832	3,874
Teva Pharmaceutical Industries Ltd. (Israel)	125	5,008
Tootsie Roll Industries, Inc.	69	1,542
TreeHouse Foods, Inc.*	50	2,851
Unilever NV (Netherlands)	231	7,268
Unilever PLC (United Kingdom)	132	4,147
United Rentals, Inc.*	67	2,315
UnitedHealth Group, Inc.	226	12,604
ViroPharma, Inc.*	67	1,349
Visa, Inc., Class A	148	17,050

		568,554

Diversified — 0.1%
Compass Diversified Holdings	67	879
LVMH Moet Hennessy Louis Vuitton S.A. (France)	31	4,577

		5,456

Energy — 2.7%
Berry Petroleum Co., Class A	117	4,552
BG Group PLC (United Kingdom)	391	7,477
Bill Barrett Corp.*	15	290
BP PLC (United Kingdom)	2,096	12,740
Cameron International Corp.*	200	9,138
Chevron Corp.	431	42,372
ConocoPhillips	284	14,813
Crosstex Energy, Inc.	200	2,702
Dril-Quip, Inc.*	50	3,030
Endeavour International Corp.*	200	1,998
ENI S.p.A (Italy)	276	5,324
EQT Corp.	134	6,215
Exxon Mobil Corp.	1,055	82,954
Halliburton Co.	200	6,012
McMoRan Exploration Co.*	134	1,304
Peabody Energy Corp.	229	5,349
Royal Dutch Shell PLC, Class A (United Kingdom)	397	12,288
Royal Dutch Shell PLC, Class B (United Kingdom)	306	9,789
RPC, Inc.	180	1,868
Schlumberger Ltd. (Netherland Antilles)	289	18,279
Southwestern Energy Co.*	290	8,129
Statoil ASA (Norway)	439	9,905
Total S.A. (France)	234	10,059
Vantage Drilling Co.*	1,602	2,403
Woodside Petroleum Ltd. (Australia)	59	1,841

		280,831

Financial — 5.2%
1st Source Corp.	134	2,856
Alexander’s, Inc. REIT	9	3,520
Allianz SE (Germany)	49	4,429

See Notes to Financial Statements.	37

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund (Continued)

May 31, 2012

	Number of Shares	Value

Financial (Continued)
Allstate (The) Corp.	534	$18,124
Alterra Capital Holdings Ltd. (Bermuda)	134	2,976
American Campus Communities, Inc. REIT	110	4,829
American Capital Agency Corp. REIT	134	4,378
American Capital Ltd.*	500	4,630
American Express Co.	250	13,958
American International Group, Inc.*	401	11,701
Apollo Investment Corp.	300	2,232
Australia & New Zealand Banking Group Ltd. (Australia)	446	9,041
AvalonBay Communities, Inc. REIT	67	9,363
AXA S.A. (France)	160	1,797
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	328	1,866
Banco Santander S.A. (Spain)	1,470	7,807
Bank of America Corp.	2,395	17,603
Barclays PLC (United Kingdom)	1,969	5,343
Berkshire Hathaway, Inc., Class B*	539	42,775
BioMed Realty Trust, Inc. REIT	150	2,708
BNP Paribas (France)	190	6,043
Boston Private Financial Holdings, Inc.	467	4,212
Boston Properties, Inc. REIT	150	15,439
CBL & Associates Properties, Inc. REIT	200	3,492
Charles Schwab (The) Corp.	301	3,750
Chemical Financial Corp.	134	2,724
Citigroup, Inc.	627	16,622
Cohen & Steers, Inc.	67	2,167
Commonwealth Bank of Australia (Australia)	246	11,787
Credit Acceptance Corp.*	50	4,237
Credit Suisse Group AG (Switzerland)	93	1,762
DCT Industrial Trust, Inc. REIT	267	1,554
Deutsche Bank AG (Germany) (a)	112	4,028
Entertainment Properties Trust REIT	50	2,064
Equity Lifestyle Properties, Inc. REIT	50	3,293
Equity One, Inc. REIT	154	3,058
Equity Residential REIT	50	3,055
Franklin Resources, Inc.	51	5,446
Goldman Sachs Group (The), Inc.	110	10,528
Hatteras Financial Corp. REIT	67	1,913
HCP, Inc. REIT	401	16,376
HFF, Inc., Class A*	200	2,616
Highwoods Properties, Inc. REIT	97	3,129
Home Properties, Inc. REIT	50	2,997
HSBC Holdings PLC (United Kingdom)	2,338	18,335
ING Groep NV (Netherlands)*	601	3,471
Invesco Mortgage Capital, Inc. REIT	67	1,215
JPMorgan Chase & Co.	822	27,249
Kilroy Realty Corp. REIT	33	1,515
LaSalle Hotel Properties REIT	100	2,758
Lloyds Banking Group PLC (United Kingdom)*	5,484	2,142
Meadowbrook Insurance Group, Inc.	267	2,374
MFA Financial, Inc. REIT	388	2,957
Mid-America Apartment Communities, Inc. REIT	40	2,696
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,292	5,602
Mizuho Financial Group, Inc. (Japan)	6,327	9,279
National Australia Bank Ltd. (Australia)	182	3,968
National Retail Properties, Inc. REIT	140	3,709

	Number of Shares	Value

Financial (Continued)
NewStar Financial, Inc.*	267	$2,985
Nordea Bank AB (Sweden)	314	2,319
OMEGA Healthcare Investors, Inc. REIT	146	3,082
PennantPark Investment Corp.	267	2,603
Pinnacle Financial Partners, Inc.*	200	3,412
Post Properties, Inc. REIT	67	3,243
Primerica, Inc.	67	1,613
ProAssurance Corp.	51	4,495
Prosperity Bancshares, Inc.	68	2,905
Prudential PLC (United Kingdom)	621	6,480
Public Storage REIT	50	6,674
S&T Bancorp, Inc.	134	2,301
Signature Bank*	50	3,071
Simon Property Group, Inc. REIT	55	8,114
Societe Generale (France)*	50	993
Standard Chartered PLC (United Kingdom)	201	4,050
Sumitomo Mitsui Financial Group, Inc. (Japan)	222	6,480
SVB Financial Group*	50	2,983
T. Rowe Price Group, Inc.	234	13,477
Tanger Factory Outlet Centers, Inc. REIT	74	2,295
UBS AG (Switzerland)	348	3,921
Universal Health Realty Income Trust REIT	50	1,933
Washington Real Estate Investment Trust REIT	103	2,898
Wells Fargo & Co.	1,134	36,344
WesBanco, Inc.	134	2,724
Westamerica Bancorporation	43	1,923
Westpac Banking Corp. (Australia)	408	8,030
Weyerhaeuser Co. REIT	489	9,736
Zurich Financial Services AG (Switzerland)	15	3,066

		545,648

Industrial — 2.3%
ABB Ltd. (Switzerland)	240	3,757
Actuant Corp., Class A	67	1,753
Acuity Brands, Inc.	50	2,725
AO Smith Corp.	67	3,093
Brady Corp., Class A	100	2,744
Caterpillar, Inc.	109	9,550
CIE de St-Gobain (France)	117	4,140
CLARCOR, Inc.	83	4,050
Clean Harbors, Inc.*	100	6,207
Cymer, Inc.*	67	3,629
Drew Industries, Inc.*	134	3,558
Eaton Corp.	47	2,005
Emerson Electric Co.	152	7,109
EnerSys*	67	2,210
Fanuc Corp. (Japan)	40	6,897
FedEx Corp.	50	4,457
FEI Co.*	67	3,067
General Dynamics Corp.	83	5,313
General Electric Co.	2,265	43,239
Genesee & Wyoming, Inc., Class A*	67	3,357
Golar LNG Ltd. (Bermuda)*	67	2,347
GrafTech International Ltd.*	200	2,134
Greenbrier Cos., Inc.*	134	1,855
HEICO Corp.	83	3,458
Ingersoll-Rand PLC (Ireland)	350	14,458

See Notes to Financial Statements.	38

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund (Continued)

May 31, 2012

	Number of Shares	Value

Industrial (Continued)
Jacobs Engineering Group, Inc.*	134	$4,760
John Bean Technologies Corp.	134	1,867
Komatsu Ltd. (Japan)	134	3,209
Koninklijke Philips Electronics NV (Netherlands)	126	2,228
Measurement Specialties, Inc.*	67	2,189
Multi-Fineline Electronix, Inc.*	134	3,319
Nordson Corp.	33	1,769
Norfolk Southern Corp.	67	4,390
Old Dominion Freight Line, Inc.*	67	2,919
Polypore International, Inc.*	67	2,478
Republic Services, Inc.	369	9,726
Robbins & Myers, Inc.	67	3,055
Sauer-Danfoss, Inc.	67	2,421
Schneider Electric S.A. (France)	49	2,609
Siemens AG (Germany)	95	7,812
Silgan Holdings, Inc.	59	2,466
Stanley Black & Decker, Inc.	134	8,877
Teledyne Technologies, Inc.*	67	3,992
Thermo Fisher Scientific, Inc.	100	5,048
Triumph Group, Inc.	67	4,009
United Parcel Service, Inc., Class B	206	15,438
Vinci S.A. (France)	47	1,877

		243,570

Technology — 3.6%
Accenture PLC, Class A (Ireland)	134	7,651
Activision Blizzard, Inc.	1,068	12,538
Apple, Inc.*	168	97,058
Ariba, Inc.*	134	6,021
Canon, Inc. (Japan)	200	8,034
Concur Technologies, Inc.*	80	4,948
Deltek, Inc.*	401	4,206
EPIQ Systems, Inc.	200	2,206
Fortinet, Inc.*	200	4,250
Hewlett-Packard Co.	467	10,592
Intel Corp.	1,051	27,158
International Business Machines Corp.	250	48,224
Jack Henry & Associates, Inc.	68	2,245
Mantech International Corp., Class A	67	1,461
MedAssets, Inc.*	134	1,517
Mentor Graphics Corp.*	200	2,820
Microsemi Corp.*	134	2,366
Microsoft Corp.	1,670	48,748
Monolithic Power Systems, Inc.*	200	3,758
Monotype Imaging Holdings, Inc.*	200	2,740
Omnicell, Inc.*	134	1,754
Oracle Corp.	1,068	28,271
Parametric Technology Corp.*	130	2,626
QLIK Technologies, Inc.*	134	3,046
QUALCOMM, Inc.	334	19,141
Quest Software, Inc.*	154	3,850
Riverbed Technology, Inc.*	148	2,427
Silicon Graphics International Corp.*	200	1,178
Silicon Image, Inc.*	467	2,064
TriQuint Semiconductor, Inc.*	250	1,303
VeriFone Systems, Inc.*	33	1,192
Xerox Corp.	1,367	9,870

		375,263

	Number of Shares	Value

Utilities — 0.4%
CenterPoint Energy, Inc.	401	$8,113
E.ON AG (Germany)	206	3,765
ENEL S.p.A (Italy)	545	1,551
GDF Suez (France)	124	2,449
Iberdrola S.A. (Spain)	884	3,361
National Grid PLC (United Kingdom)	695	6,953
Piedmont Natural Gas Co., Inc.	118	3,578
South Jersey Industries, Inc.	67	3,243
Southern Co.	155	7,116

		40,129

TOTAL COMMON STOCKS (Cost $2,864,699)		2,789,761

PREFERRED STOCKS — 0.0% (b)
Consumer, Cyclical — 0.0% (b)
Volkswagen AG (Germany)	31	4,948

TOTAL PREFERRED STOCKS (Cost $6,630)		4,948

	Principal Amount	Value
CORPORATE BONDS — 9.4%
Basic Materials — 0.1%
BHP Billiton Finance USA Ltd. (Australia) 4.80%, 4/15/13	$15,000	15,552

Communications — 0.5%
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/01/14	13,000	13,964
Comcast Cable Communications Holdings, Inc. 8.375%, 3/15/13	33,000	34,899
Google, Inc. 1.25%, 5/19/14	7,000	7,110

		55,973

Consumer, Cyclical — 0.2%
Wal-Mart Stores, Inc. 4.55%, 5/01/13	19,000	19,685

Consumer, Non-cyclical — 0.5%
Kroger (The) Co. 5.50%, 2/01/13	27,000	27,842
Wyeth 5.50%, 2/01/14	17,000	18,387

		46,229

Energy — 0.7%
Apache Corp. 5.25%, 4/15/13	13,000	13,499
BP Capital Markets PLC (United Kingdom) 3.625%, 5/08/14	20,000	20,947
Spectra Energy Capital LLC 6.25%, 2/15/13	40,000	41,293

		75,739

See Notes to Financial Statements.	39

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db-X In-Target Date Fund (Continued)

May 31, 2012

	Principal Amount	Value

Financial — 5.5%
Bank of America Corp., MTN 3.125%, 6/15/12	$72,000	$72,058
Bank of America Corp. 4.875%, 1/15/13	75,000	76,322
Bank of New York Mellon (The) Corp. 4.30%, 5/15/14	35,000	37,414
Boeing Capital Corp. 5.80%, 1/15/13	36,000	37,168
Caterpillar Financial Services Corp., MTN 6.125%, 2/17/14	13,000	14,150
Citigroup, Inc. 6.375%, 8/12/14	17,000	18,241
General Electric Capital Corp., Series G, MTN 5.25%, 10/19/12	13,000	13,233
HSBC Finance Corp. 6.375%, 11/27/12	51,000	52,291
JPMorgan Chase & Co. 5.75%, 1/02/13	150,000	153,986
Morgan Stanley 5.30%, 3/01/13	43,000	43,868
Prudential Financial, Inc., Series B, MTN 5.10%, 9/20/14	24,000	25,848
Wachovia Corp. 5.25%, 8/01/14	29,000	31,028

		575,607

Government — 1.4%
European Investment Bank, MTN (Supranational) 4.625%, 5/15/14	104,000	111,434
Inter-American Development Bank (Supranational) 4.375%, 9/20/12	33,000	33,388

		144,822

Technology — 0.2%
Hewlett-Packard Co. 6.125%, 3/01/14	17,000	18,277

Utilities — 0.3%
Exelon Generation Co. LLC 5.35%, 1/15/14	27,000	28,679

TOTAL CORPORATE BONDS (Cost $970,896)		980,563

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 63.3%
Federal Home Loan Mortgage Corp. — 3.6%
4.50%, 1/15/13	360,000	369,643

Federal National Mortgage Association — 0.7%
1.50%, 6/26/13	74,000	75,018

United States Treasury Bonds/ Notes — 59.0%
1.75%, 8/15/12	169,500	170,096
1.375%, 9/15/12	369,000	370,398
1.375%, 10/15/12	377,000	378,797

	Principal Amount	Value

United States Treasury Bonds/ Notes (Continued)
1.125%, 12/15/12	$415,100	$417,322
2.875%, 1/31/13	468,800	477,260
2.50%, 3/31/13	363,700	370,718
1.125%, 6/15/13	266,900	269,455
1.00%, 7/15/13	79,400	80,098
3.375%, 7/31/13	323,000	334,848
3.125%, 8/31/13	357,000	369,886
0.75%, 9/15/13	397,000	399,652
0.75%, 12/15/13	383,700	386,638
1.25%, 2/15/14	333,700	339,279
1.00%, 5/15/14	472,500	479,162
4.75%, 5/15/14	588,900	640,152
2.625%, 7/31/14	372,000	390,687
2.375%, 8/31/14	102,000	106,733
0.375%, 11/15/14	136,000	136,213

		6,117,394

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $6,540,717)		6,562,055

SOVEREIGN BOND — 0.2%
United Mexican States, Series A, MTN (Mexico) 6.375%, 1/16/13	20,000	20,680

TOTAL SOVEREIGN BONDS (Cost $20,684)		20,680

RIGHTS — 0.0% (b)
Basic Materials — 0.0% (b)
Air Liquide S.A., expires 6/08/12* (France)	29	313

Communications — 0.0% (b)
Vivendi, expires 5/31/31* (France)	14	8

TOTAL RIGHTS (Cost $0)		321

TOTAL INVESTMENTS — 99.8% (Cost $10,403,626)		$10,358,328
Other assets less liabilities — 0.2%		17,971

NET ASSETS — 100.0%		$10,376,299

MTN – Medium Term Note.

REIT – Real Estate Investment Trust.

* Non-income producing securities.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

See Notes to Financial Statements.	40

This Page is Intentionally Left Blank

db-X Exchange-Traded Funds Inc.

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2012

	db-X 2010 Target Date Fund	db-X 2020 Target Date Fund	db-X 2030 Target Date Fund
Assets
Investments at fair value	$9,439,509	$31,761,145	$29,655,298
Investments in Affiliates at fair value (See Note 5)	2,014	28,230	40,314
Cash	—	11,902	14,781
Foreign currency at value	7,653	45,762	35,626
Receivables:
Investment securities sold	—	—	—
Interest and dividends	49,234	142,888	148,613
Foreign tax reclaim	895	20,061	24,269
Prepaid expenses	18,307	18,307	18,307

Total Assets	$9,517,612	$32,028,295	$29,937,208

Liabilities
Payables:
Investment securities purchased	$—	$—	$—
Investment advisory fees	5,732	17,879	16,730
Due to investment advisor	11,803	26,688	25,152
Due to Custodian	834	—	—
Accrued expenses and other liabilities	45,066	65,513	61,254

Total Liabilities	63,435	110,080	103,136

Net Assets	$9,454,177	$31,918,215	$29,834,072

Net Assets Consist of
Paid-in capital	$11,140,420	$36,619,683	$35,435,722
Undistributed net investment income	21,405	147,309	288,606
Accumulated net realized gain (loss)	(1,678,581)	(4,181,388)	(5,858,527)
Net unrealized appreciation (depreciation)	(29,067)	(667,389)	(31,729)

Net Assets	$9,454,177	$31,918,215	$29,834,072

Number of Common Shares outstanding	400,800	1,400,800	1,400,800

Net Asset Value	$23.59	$22.79	$21.30

Investments at cost	$9,467,084	$32,389,718	$29,637,487

Investments in Affiliates at cost	$3,167	$64,683	$87,710

Foreign currency at cost	$8,016	$47,258	$36,684

See Notes to Financial Statements.	42

db-X Exchange-Traded Funds Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

May 31, 2012

	db-X 2040 Target Date Fund	db-X In-Target Date Fund
Assets
Investments at fair value	$28,216,408	$10,354,300
Investments in Affiliates at fair value (See Note 5)	46,787	4,028
Cash	26,373	384,432
Foreign currency at value	26,258	15,260
Receivables:
Investment securities sold	138	—
Interest and dividends	96,846	56,485
Foreign tax reclaim	26,913	2,209
Prepaid expenses	18,307	18,307

Total Assets	$28,458,030	$10,835,021

Liabilities
Payables:
Investment securities purchased	$138	$390,615
Investment advisory fees	16,046	5,762
Due to investment advisor	25,663	13,261
Due to Custodian	—	—
Accrued expenses and other liabilities	58,509	49,084

Total Liabilities	100,356	458,722

Net Assets	$28,357,674	$10,376,299

Net Assets Consist of
Paid-in capital	$36,344,179	$10,623,093
Undistributed net investment income	239,884	24,333
Accumulated net realized gain (loss)	(7,134,929)	(225,203)
Net unrealized appreciation (depreciation)	(1,091,460)	(45,924)

Net Assets	$28,357,674	$10,376,299

Number of Common Shares outstanding	1,400,800	400,800

Net Asset Value	$20.24	$25.89

Investments at cost	$29,255,763	$10,395,048

Investments in Affiliates at cost	$96,922	$8,578

Foreign currency at cost	$26,893	$15,867

See Notes to Financial Statements.	43

db-X Exchange-Traded Funds Inc.

STATEMENTS OF OPERATIONS

For the Year Ended May 31, 2012

	db-X 2010 Target Date Fund	db-X 2020 Target Date Fund	db-X 2030 Target Date Fund
Investment Income
Unaffiliated interest income	$143,506	$200,069	$319,320
Affiliated interest income	—	1,241	—
Unaffiliated dividend income*	40,236	452,530	570,195

Total Investment Income	183,742	653,840	889,515

Expenses
Advisory fees	90,474	229,222	204,785
Professional fees	27,840	59,388	54,394
Insurance	22,915	22,915	22,915
Directors	21,870	55,624	49,993
Listing fees	18,000	18,000	18,000
Printing	12,200	22,765	22,556
Other	330	335	335

Total Expenses	193,629	408,249	372,978

Less fees waived and expenses reimbursed: (See Note 3)	(102,834)	(178,706)	(167,873)

Net Expenses	90,795	229,543	205,105

Net Investment Income	92,947	424,297	684,410

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	324,378	2,192,555	2,064,857
In-kind redemptions	75,172	243,329	436,362
Foreign currency related transactions	(301)	(271)	(1,569)

Net realized gain (loss)	399,249	2,435,613	2,499,650
Net change in unrealized appreciation (depreciation) on:
Investments	(566,681)	(4,156,255)	(3,707,867)
Foreign currency translations	(702)	(5,235)	(5,259)

Net change in unrealized appreciation (depreciation)	(567,383)	(4,161,490)	(3,713,126)

Net loss on investment and foreign currency transactions	(168,134)	(1,725,877)	(1,213,476)

Net Decrease in Net Assets from Operations	$(75,187)	$(1,301,580)	$(529,066)

* Foreign taxes withheld	$1,807	$12,104	$15,503

See Notes to Financial Statements.	44

db-X Exchange-Traded Funds Inc.

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended May 31, 2012

	db-X 2040 Target Date Fund	db-X In-Target Date Fund
Investment Income
Unaffiliated interest income	$87,456	$93,071
Affiliated interest income	—	—
Unaffiliated dividend income*	630,696	93,255

Total Investment Income	718,152	186,326

Expenses
Advisory fees	187,408	97,342
Professional fees	53,307	29,324
Insurance	22,915	22,915
Directors	45,548	23,548
Listing fees	18,000	18,000
Printing	18,010	12,771
Other	335	330

Total Expenses	345,523	204,230

Less fees waived and expenses reimbursed: (See Note 3)	(157,792)	(106,568)

Net Expenses	187,731	97,662

Net Investment Income	530,421	88,664

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,718,672	362,754
In-kind redemptions	689,559	233,501
Foreign currency related transactions	(1,041)	(795)

Net realized gain (loss)	2,407,190	595,460
Net change in unrealized appreciation (depreciation) on:
Investments	(4,635,725)	(893,496)
Foreign currency translations	(5,390)	(1,068)

Net change in unrealized appreciation (depreciation)	(4,641,115)	(894,564)

Net loss on investment and foreign currency transactions	(2,233,925)	(299,104)

Net Decrease in Net Assets from Operations	$(1,703,504)	$(210,440)

* Foreign taxes withheld	$17,328	$2,608

See Notes to Financial Statements.	45

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	db-X 2010 Target Date Fund		db-X 2020 Target Date Fund
	Year Ended May 31,		Year Ended May 31,
	2012	2011	2012	2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$92,947	$259,227	$424,297	$796,965
Net realized gain (loss)	399,249	246,903	2,435,613	1,315,217
Net change in unrealized appreciation (depreciation)	(567,383)	489,001	(4,161,490)	4,709,585

Net increase (decrease) resulting from operations	(75,187)	995,131	(1,301,580)	6,821,767

Distributions to Shareholders from
Net investment income	(120,259)	(396,186)	(585,276)	(951,011)

Total distributions	(120,259)	(396,186)	(585,276)	(951,011)

Fund Share Transactions
Value of shares redeemed	(4,758,317)	(4,801,447)	(4,607,004)	(8,863,437)

Total increase (decrease) in Net Assets	(4,953,763)	(4,202,502)	(6,493,860)	(2,992,681)

Net Assets
Beginning of year	14,407,940	18,610,442	38,412,075	41,404,756

End of year	$9,454,177	$14,407,940	$31,918,215	$38,412,075

Undistributed net investment income	$21,405	$49,122	$147,309	$309,767

Changes in Shares Outstanding
Shares outstanding, beginning of year	600,800	800,800	1,600,800	2,000,800
Shares redeemed	(200,000)	(200,000)	(200,000)	(400,000)

Shares outstanding, end of year	400,800	600,800	1,400,800	1,600,800

See Notes to Financial Statements.	46

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db-X 2030 Target Date Fund		db-X 2040 Target Date Fund
	Year Ended May 31,		Year Ended May 31,
	2012	2011	2012	2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$684,410	$667,290	$530,421	$533,566
Net realized gain (loss)	2,499,650	720,854	2,407,190	161,610
Net change in unrealized appreciation (depreciation)	(3,713,126)	6,036,838	(4,641,115)	6,856,485

Net increase (decrease) resulting from operations	(529,066)	7,424,982	(1,703,504)	7,551,661

Distributions to Shareholders from
Net investment income	(672,939)	(733,001)	(533,276)	(580,727)

Total distributions	(672,939)	(733,001)	(533,276)	(580,727)

Fund Share Transactions
Value of shares redeemed	(4,271,271)	(4,124,355)	(4,128,167)	(3,725,058)

Total increase (decrease) in Net Assets	(5,473,276)	2,567,626	(6,364,947)	3,245,876

Net Assets
Beginning of year	35,307,348	32,739,722	34,722,621	31,476,745

End of year	$29,834,072	$35,307,348	$28,357,674	$34,722,621

Undistributed net investment income	$288,606	$280,210	$239,884	$245,401

Changes in Shares Outstanding
Shares outstanding, beginning of year	1,600,800	1,800,800	1,600,800	1,800,800
Shares redeemed	(200,000)	(200,000)	(200,000)	(200,000)

Shares outstanding, end of year	1,400,800	1,600,800	1,400,800	1,600,800

See Notes to Financial Statements.	47

db-X Exchange-Traded Funds Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db-X In-Target Date Fund
	Year Ended May 31,
	2012	2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$88,664	$173,382
Net realized gain (loss)	595,460	436,471
Net change in unrealized appreciation (depreciation)	(894,564)	676,488

Net increase (decrease) resulting from operations	(210,440)	1,286,341

Distributions to Shareholders from
Net investment income	(107,883)	(231,750)

Total distributions	(107,883)	(231,750)

Fund Share Transactions
Value of shares redeemed	(5,253,424)	(5,180,562)

Total increase (decrease) in Net Assets	(5,571,747)	(4,125,971)

Net Assets
Beginning of year	15,948,046	20,074,017

End of year	$10,376,299	$15,948,046

Undistributed net investment income	$24,333	$44,596

Changes in Shares Outstanding
Shares outstanding, beginning of year	600,800	800,800
Shares redeemed	(200,000)	(200,000)

Shares outstanding, end of year	400,800	600,800

See Notes to Financial Statements.	48

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS

For a Share outstanding throughout each period

	Year Ended May 31,					For the Period October 1, 2007* through May 31, 2008
db-X 2010 Target Date Fund	2012	2011	2010	2009
Net Asset Value, beginning of period	$23.98	$23.24	$22.09	$24.93		$25.39

Income from Investment Operations:
Net investment income**	0.16	0.37	0.55	0.69		0.55
Net realized and unrealized gain (loss)**	(0.35)	0.99	1.11	(2.67)		(0.80)
Contributions from advisor	—	0.04	—	—		—

Net increase (decrease) in net asset value from operations	(0.19)	1.40	1.66	(1.98)		(0.25)

Distributions paid to shareholders from:
Net investment income	(0.20)	(0.66)	(0.51)	(0.86)		(0.18)
Net realized capital gains	—	—	—	—		(0.03)

Total distributions	(0.20)	(0.66)	(0.51)	(0.86)		(0.21)

Net Asset Value, end of period	$23.59	$23.98	$23.24	$22.09		$24.93

Total Return***	(0.79)%	6.09%	7.51%	(7.87)%		(0.99)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$9,454	$14,408	$18,610	$17,693		$24,953
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%	0.65%	0.65%	0.65%		0.65%†
Expenses, prior to fee waiver and expense reimbursements	1.39%	1.70%	2.10%	1.70%		1.55%†
Net investment income	0.67%	1.56%	2.32%	3.09%		3.33%†
Portfolio turnover rate††	65%	58%	51%	54%		22%

	Year Ended May 31,					For the Period October 1, 2007* through May 31, 2008
db-X 2020 Target Date Fund	2012	2011	2010	2009
Net Asset Value, beginning of period	$24.00	$20.69	$18.56	$24.18		$25.52

Income from Investment Operations:
Net investment income**	0.28	0.44	0.51	0.61		0.44
Net realized and unrealized gain (loss)**	(1.12)	3.39	2.10	(5.64)		(1.67)
Contributions from advisor	—	0.01	—	—		—

Net increase (decrease) in net asset value from operations	(0.84)	3.84	2.61	(5.03)		(1.23)

Distributions paid to shareholders from:
Net investment income	(0.37)	(0.53)	(0.48)	(0.59)		(0.10)
Net realized capital gains	—	—	—	(0.00	)(a)	(0.01)

Total distributions	(0.37)	(0.53)	(0.48)	(0.59)		(0.11)

Net Asset Value, end of period	$22.79	$24.00	$20.69	$18.56		$24.18

Total Return***	(3.49)%	18.71%	13.99%	(20.73)%		(4.82)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$31,918	$38,412	$41,405	$37,142		$43,539
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%	0.65%	0.65%	0.65%		0.65%†
Expenses, prior to fee waiver and expense reimbursements	1.16%	1.42%	1.90%	1.60%		1.32%†
Net investment income	1.20%	1.97%	2.43%	3.17%		2.69%†
Portfolio turnover rate††	55%	49%	37%	64%		20%

*	Commencement of operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from October 1, 2007 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01 or greater than $(0.01).

See Notes to Financial Statements.	49

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

	Year Ended May 31,				For the Period October 1, 2007* through May 31, 2008
db-X 2030 Target Date Fund	2012	2011	2010	2009
Net Asset Value, beginning of period	$22.06	$18.18	$16.07	$23.57	$25.60

Income from Investment Operations:
Net investment income**	0.46	0.39	0.37	0.44	0.35
Net realized and unrealized gain (loss) **	(0.74)	3.90	2.07	(7.54)	(2.29)
Contributions from advisor	—	0.00 (a)	—	—	—

Net increase (decrease) in net asset value from operations	(0.28)	4.29	2.44	(7.10)	(1.94)

Distributions paid to shareholders from:
Net investment income	(0.48)	(0.41)	(0.33)	(0.40)	(0.08)
Net realized capital gains	—	—	—	—	(0.01)

Total distributions	(0.48)	(0.41)	(0.33)	(0.40)	(0.09)

Net Asset Value, end of period	$21.30	$22.06	$18.18	$16.07	$23.57

Total Return***	(1.17)%	23.74%	15.13%	(30.08)%	(7.59)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$29,834	$35,307	$32,740	$28,937	$33,021
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%	0.65%	0.65%	0.65%	0.65	%†
Expenses, prior to fee waiver and expense reimbursements	1.18%	1.43%	1.95%	1.62%	1.38	%†
Net investment income	2.17%	1.93%	2.01%	2.52%	2.13	%†
Portfolio turnover rate††	40%	39%	42%	64%	13%

	Year Ended May 31,				For the Period October 1, 2007* through May 31, 2008
db-X 2040 Target Date Fund	2012	2011	2010	2009
Net Asset Value, beginning of period	$21.69	$17.48	$15.35	$23.49	$25.64

Income from Investment Operations:
Net investment income**	0.37	0.32	0.32	0.37	0.29
Net realized and unrealized gain (loss)**	(1.44)	4.25	2.08	(8.15)	(2.38)

Net increase (decrease) in net asset value from operations	(1.07)	4.57	2.40	(7.78)	(2.09)

Distributions paid to shareholders from:
Net investment income	(0.38)	(0.36)	(0.27)	(0.36)	(0.06)
Net realized capital gains	—	—	—	—	(0.00	)(a)

Total distributions	(0.38)	(0.36)	(0.27)	(0.36)	(0.06)

Net Asset Value, end of period	$20.24	$21.69	$17.48	$15.35	$23.49

Total Return***	(4.86)%	26.32%	15.59%	(33.03)%	(8.14)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$28,358	$34,723	$31,477	$27,651	$37,605
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%	0.65%	0.65%	0.65%	0.65	%†
Expenses, prior to fee waiver and expense reimbursements	1.20%	1.43%	1.97%	1.65%	1.36	%†
Net investment income	1.84%	1.64%	1.79%	2.21%	1.89	%†
Portfolio turnover rate††	34%	35%	38%	56%	10%

*	Commencement of operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from October 1, 2007 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01 or greater than $(0.01).

See Notes to Financial Statements.	50

db-X Exchange-Traded Funds Inc.

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

	Year Ended May 31,					For the Period October 1, 2007* through May 31, 2008
db-X In-Target Date Fund	2012	2011	2010	2009
Net Asset Value, beginning of period	$26.54	$25.07	$24.38	$25.46		$25.08

Income from Investment Operations:
Net investment income**	0.16	0.25	0.33	0.47		0.43
Net realized and unrealized gain (loss)**	(0.63)	1.61	0.70	(0.96)		0.10
Contributions from advisor	—	0.00 (a)	—	—		—

Net increase (decrease) in net asset value from operations	(0.47)	1.86	1.03	(0.49)		0.53

Distributions paid to shareholders from:
Net investment income	(0.18)	(0.39)	(0.34)	(0.59)		(0.15)
Net realized capital gains	—	—	—	(0.00	)(a)	(0.00	)(a)

Total distributions	(0.18)	(0.39)	(0.34)	(0.59)		(0.15)

Net Asset Value, end of period	$25.89	$26.54	$25.07	$24.38		$25.46

Total Return***	(1.77)%	7.44%	4.23%	(1.87)%		2.12%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$10,376	$15,948	$20,074	$24,400		$30,576
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%	0.65%	0.65%	0.65%		0.65	%†
Expenses, prior to fee waiver and expense reimbursements	1.36%	1.66%	2.06%	1.57%		1.61	%†
Net investment income	0.59%	0.96%	1.30%	1.91%		2.62	%†
Portfolio turnover rate††	59%	60%	42%	75%		21%

*	Commencement of operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends and capital gain distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management LLC (from October 1, 2007 through October 20, 2010) and the Advisor, DBX Strategic Advisors LLC.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.01 or greater than $(0.01).

See Notes to Financial Statements.	51

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS

1. Organization

db-X Exchange-Traded Funds Inc. (the “Company”) was organized as a Maryland corporation on December 22, 2006 and is registered under the Investment Company Act of 1940, as amended (the “Act”).

As of May 31, 2012, there were five (5) series of exchange-traded funds (“ETF”) (each, a “Fund,” and collectively, the “Funds,” or “db-X Exchange-Traded Funds”) in operation and trading:

db-X 2010 Target Date Fund	“db-X 2010 Fund”
db-X 2020 Target Date Fund	“db-X 2020 Fund”
db-X 2030 Target Date Fund	“db-X 2030 Fund”
db-X 2040 Target Date Fund	“db-X 2040 Fund”
db-X In-Target Date Fund	“db-X In-Target Fund”

DBX Strategic Advisors LLC (“DBX” or the “Advisor”) serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Directors.

Each Fund offers shares, known as db-X Target Date Shares, that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 200,000 shares, each called a “Creation Unit.” Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). Zacks Investment Research (“Zacks”) is the creator of each Underlying Index. Each Underlying Index is comprised of a mix of securities from three broad asset classes: international equities, domestic equities, and fixed income, which includes cash, cash equivalents or short-term money market instruments. Short-term instruments include obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities. These Underlying Indexes are designed to reflect a portfolio of investments that can be used for lifecycle investing. Lifecycle investing is an investment technique that starts by targeting a particular investment horizon. That investment horizon corresponds to the date the investor expects to need his or her invested assets.

The underlying indexes for the db-X Exchange-Traded Funds are:

Fund	Underlying Index
db-X 2010 Fund	Zacks 2010 Lifecycle Index
db-X 2020 Fund	Zacks 2020 Lifecycle Index
db-X 2030 Fund	Zacks 2030 Lifecycle Index
db-X 2040 Fund	Zacks 2040 Lifecycle Index
db-X In-Target Fund	Zacks In-Target Lifecycle Index

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between Zacks and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. Markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Company’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Company enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The director’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Company expects the risk of loss to be remote.

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Any assets or securities for which market quotations are not readily available are valued at fair-value in accordance with procedures adopted by the Board of Directors. The Board of Directors has delegated to the Advisor the responsibility to exercise oversight in the administration of these procedures.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Funds may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price.

U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Advisor may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security.

Cash    Cash consists of cash held at banks.

Fair Value Measurement    The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means

•	Level 3 — significant unobservable inputs (including a Fund’s own assumption in determining the fair value of investments db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Level 1 investments consist of active listed equities.

Level 2 investments generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and rights.

Level 3 investments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange and less liquid corporate debt securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of investments classified as Level 3 may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 securities may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 securities does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. There were no securities classified as Level 3 at May 31, 2012.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of May 31, 2012:

	Investment in Securities
	Level 1	Level 2	Level 3	Fair Value at 5/31/2012
db-X 2010 Fund
Investments in Securities
Common Stocks	$1,115,770	$—	$—	$1,115,770
Corporate Bonds	—	1,086,168	—	1,086,168
United States Government & Agencies Obligations	—	7,212,404	—	7,212,404
Sovereign Bonds	—	26,884	—	26,884
Rights	—	297	—	297

Total Investments	$1,115,770	$8,325,753	$—	$9,441,523

db-X 2020 Fund
Investments in Securities
Common Stocks	$17,056,716	$—	$—	$17,056,716
Preferred Stocks	18,357	—	—	18,357
Corporate Bonds	—	3,032,885	—	3,032,885
United States Government & Agencies Obligations	—	11,631,470	—	11,631,470
Sovereign Bonds	—	47,564	—	47,564
Rights	—	2,383	—	2,383

Total Investments	$17,075,073	$14,714,302	$—	$31,789,375

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

	Investment in Securities
	Level 1	Level 2	Level 3	Fair Value at 5/31/2012
db-X 2030 Fund
Investments in Securities
Common Stocks	$22,294,720	$—	$—	$22,294,720
Preferred Stocks	24,103	—	—	24,103
Corporate Bonds	—	4,244,692	—	4,244,692
United States Government & Agencies Obligations	—	2,821,494	—	2,821,494
Sovereign Bonds	—	307,310	—	307,310
Rights	—	3,293	—	3,293

Total Investments	$22,318,823	$7,376,789	$—	$29,695,612

db-X 2040 Fund
Investments in Securities
Common Stocks	$26,101,849	$—	$—	$26,101,849
Preferred Stocks	27,935	—	—	27,935
Corporate Bonds	—	1,349,555	—	1,349,555
United States Government & Agencies Obligations	—	682,396	—	682,396
Sovereign Bonds	—	97,620	—	97,620
Rights	—	3,840	—	3,840

Total Investments	$26,129,784	$2,133,411	$—	$28,263,195

db-X In-Target Fund
Investments in Securities
Common Stocks	$2,789,761	$—	$—	$2,789,761
Preferred Stocks	4,948	—	—	4,948
Corporate Bonds	—	980,563	—	980,563
United States Government & Agencies Obligations	—	6,562,055	—	6,562,055
Sovereign Bonds	—	20,680	—	20,680
Rights	—	321	—	321

Total Investments	$2,794,709	$7,563,619	$—	$10,358,328

In May 2011, the FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Advisor is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Advisor is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the lives of the respective securities.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of May 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Expenses    Expenses that are directly related to a specific Fund are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Foreign Currency Translation    The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using an exchange rate deemed appropriate by the investment advisor. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translations” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) from foreign currency related transactions” on the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Fund’s Board of Directors. Under an investment advisory agreement between the Company, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

TDAM USA Inc. (“TDAM”) acts as investment sub-advisor to the Funds (“Sub-Advisor”). TDAM is a direct, wholly-owned subsidiary of The Toronto-Dominion Bank. The Sub-Advisor is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds’ Board of Directors. In this regard, the Sub-Advisor is responsible for implementing the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub Advisor from time to time.

For the services it provides to the Funds, the Advisor receives a unified advisory fee computed daily and payable monthly in an amount equal to 0.65% on an annualized basis of each Fund’s average daily net assets. Out of the advisory fee, the Advisor pays, or arranges for the payment of, all fees and expenses of the Transfer Agent, the Administrator and Accounting Agent and the Custodian. Each Fund is responsible for the payment of all other expenses associated with its operations, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), certain out-of-pocket expenses of the Advisor or Sub-Advisor, including, but not limited to, cost of obtaining prices for security valuations (including manual broker quotes), Federal Reserve charges related to securities transactions, postage and insurance on physical transfer items, telecommunication charges, and proxy voting execution, advice and reporting etc., fees and expenses of the Chief Compliance Officer and expenses associated with the Funds’ compliance program, litigation expenses, fees and expenses of the Funds’ independent auditors, registration fees, expenses associated with compliance by the Funds with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement.

The Advisor pays TDAM, out of its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

•	10 basis points (0.10%) of the first $100 million in combined daily net assets of all Funds; and
•	5 basis points (0.05%) of the combined daily net assets of all Funds in excess of $100 million.

The Advisor pays TDAM a minimum annual fee of $35,000 per Fund.

The Advisor has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses to 0.65% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect until September 30, 2012. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be paid to the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. No amounts were reimbursed under this contractual arrangement during the year ended May 31, 2012.

The amounts subject to potential reimbursement to the Advisor as of May 31, 2012 were as follows:

	Reimbursements available through:
	5/31/2012	5/31/2013	5/31/2014
db-X 2010 Fund	$588,143	$277,047	$102,834
db-X 2020 Fund	1,033,021	491,284	178,706
db-X 2030 Fund	894,427	436,228	167,873
db-X 2040 Fund	845,595	412,268	157,792
db-X In-Target Fund	629,183	288,183	106,568

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended May 31, 2012, the advisory fee waivers and expenses assumed by the Advisor were as follows:

	Advisory Fees Waived by DBX	Fees & Expenses Assumed by DBX
db-X 2010 Fund	$90,474	$12,360
db-X 2020 Fund	178,706	—
db-X 2030 Fund	167,873	—
db-X 2040 Fund	157,792	—
db-X In-Target Fund	97,342	9,226

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Directors is currently comprised of four Directors, of whom three are Independent Directors. The Company pays each Independent Director an annual fee of $30,000, plus a fee of $4,000 per meeting attended in-person or $1,000 per meeting attended telephonically. Each Independent Director also receives $2,000 per Audit Committee meeting attended in-person or $1,000 per meeting attended telephonically, although the Audit Committee Chairman receives $3,000 per Audit Committee meeting attended in-person. The Company reimburses each Director for their costs and expenses associated with the performance of their duties hereunder, including the cost and expenses associated with attendance at meetings of the Board. Directors’ fees and expenses are allocated among the Funds based on each Fund’s relative average daily net assets.

4. Federal Income Taxes

As of May 31, 2012, the components of accumulated earnings (losses) were as follows:

	Accumulated Earnings	Net Accumulated Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
db-X 2010 Fund	$21,405	$(1,669,212)	$(38,436)	$(1,686,243)
db-X 2020 Fund	147,309	(4,152,770)	(696,007)	(4,701,468)
db-X 2030 Fund	288,606	(5,825,356)	(64,900)	(5,601,650)
db-X 2040 Fund	239,884	(7,098,396)	(1,127,993)	(7,986,505)
db-X In-Target Fund	24,333	(220,545)	(50,582)	(246,794)

For the years ended May 31, 2012 and May 31, 2011, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statement of Changes in Net Assets and the Financial Highlights for all Funds.

At May 31, 2012, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Year of Expiration			Post-effective — no expiration ST	Post-effective — no expiration LT	Total Amount
	2017	2018	2019
db-X 2010 Fund	$648,585	$1,020,627	$—	$—	$—	$1,669,212
db-X 2020 Fund	418,939	3,713,736	—	—	—	4,132,675
db-X 2030 Fund	1,185,474	4,568,179	71,703	—	—	5,825,356
db-X 2040 Fund	1,809,203	4,936,668	352,525	—	—	7,098,396
db-X In-Target Fund	—	220,545	—	—	—	220,545

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

db-X 2010 Fund, db-X 2020 Fund, db-X 2030 Fund, db-X 2040 Fund and db-X In-Target Fund utilized $323,969, $2,223,566, $2,064,299, $1,729,486 and $362,754 respectively, of capital loss carryforwards during the fiscal year ended May 31, 2012.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years (beginning on June 1, 2011) will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards presented in the table above may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year ended May 31, 2012, the Funds incurred and elected to defer net capital losses as follows:

Post-October Losses on Capital
db-X 2010 Fund	$—
db-X 2020 Fund	20,095
db-X 2030 Fund	—
db-X 2040 Fund	—
db-X In-Target Fund	—

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. These differences are primarily due to currency gain/(loss) and redemptions-in-kind. For the fiscal year ended May 31, 2012, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains (Accumulated Losses)	Paid-in Capital
db-X 2010 Fund	$(405)	$(73,559)	$73,964
db-X 2020 Fund	(1,479)	(224,068)	225,547
db-X 2030 Fund	(3,075)	(427,639)	430,714
db-X 2040 Fund	(2,662)	(674,780)	677,442
db-X In-Target Fund	(1,044)	(231,719)	232,763

As of May 31, 2012, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation/depreciation on investments was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
db-X 2010 Fund	$9,479,620	$200,084	$(238,181)	$(38,097)
db-X 2020 Fund	32,483,019	2,280,759	(2,974,403)	(693,644)
db-X 2030 Fund	29,758,368	3,863,294	(3,926,050)	(62,756)
db-X 2040 Fund	29,389,218	3,554,703	(4,680,726)	(1,126,023)
db-X In-Target Fund	10,408,284	392,111	(442,067)	(49,956)

db-X Exchange-Traded Funds Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Investments in Affiliates

The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Funds. The table below shows the transactions in and earnings from investments in Deutsche Bank AG Securities for the year ended May 31, 2012.

	Fair Value 5/31/2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 5/31/2012	Interest Income
db-X 2010 Fund
Deutsche Bank AG (Common Stock)	$—	$4,750	$(1,150)	$(1,153)	$(433)	$2,014	$—
db-X 2020 Fund
Deutsche Bank AG, 6.00%, 9/01/17	$152,459	$—	$(150,315)	$(16,955)	$14,811	$—	$1,241
Deutsche Bank AG (Common Stock)	53,406	—	(4,738)	(19,075)	(1,363)	28,230	—

Total Investments in Affiliates	$205,865	$—	$(155,053)	$(36,030)	$13,448	$28,230	$1,241

db-X 2030 Fund
Deutsche Bank AG (Common Stock)	$64,718	$10,790	$(6,306)	$(26,295)	$(2,593)	$40,314	$—
db-X 2040 Fund
Deutsche Bank AG (Common Stock)	$72,637	$13,014	$(8,667)	$(30,467)	$270	$46,787	$—
db-X In-Target Fund
Deutsche Bank AG (Common Stock)	$5,061	$4,638	$(2,449)	$(2,560)	$(662)	$4,028	$—

6. Investment Portfolio Transactions

For the year ended May 31, 2012, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases		Sales
	Other	U.S. Government	Other	U.S. Government
db-X 2010 Fund	$945,602	$7,003,519	$2,566,519	$6,232,787
db-X 2020 Fund	7,425,640	11,996,709	15,259,035	4,123,432
db-X 2030 Fund	9,791,480	2,850,014	11,153,804	1,386,700
db-X 2040 Fund	9,464,637	530,163	9,403,811	533,745
db-X In-Target Fund	2,159,813	5,567,494	2,160,893	5,945,391

For the year ended May 31, 2012 the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
db-X 2010 Fund	$—	$3,867,500
db-X 2020 Fund	—	4,591,091
db-X 2030 Fund	—	4,243,136
db-X 2040 Fund	—	4,125,259
db-X In-Target Fund	—	4,549,212

7. Fund Share Transactions

As of May 31, 2012, there were 12.5 billion Fund shares of $0.0001 par value authorized by the Company. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Subsequent Events

The Company evaluated the need for disclosure and/or adjustment resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment.

db-X Exchange-Traded Funds Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

db-X Exchange-Traded Funds Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of db-X Exchange-Traded Funds Inc., formerly TDX Independence Funds, Inc. (the “Company”), consisting of: db-X 2010 Target Date Fund, db-X 2020 Target Date Fund, db-X 2030 Target Date Fund, db-X 2040 Target Date Fund, and db-X In-Target Date Fund (formerly, TDX Independence 2010 Exchange-Traded Fund, TDX Independence 2020 Exchange-Traded Fund, TDX Independence 2030 Exchange-Traded Fund, TDX Independence 2040 Exchange-Traded Fund, and TDX Independence In-Target Exchange-Traded Fund, respectively), as of May 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the indicated periods through May 31, 2009, were audited by other auditors whose report, dated July 28, 2009, expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of db-X 2010 Target Date Fund, db-X 2020 Target Date Fund, db-X 2030 Target Date Fund, db-X 2040 Target Date Fund, db-X In-Target Date Fund of db-X Exchange-Traded Funds Inc. at May 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

July 23, 2012

db-X Exchange-Traded Funds Inc.

FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value (“NAV”). NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of each Fund generally is determined using the midpoint between the highest bid and the lower offer on the national securities exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares, because shares are bought and sold at current market prices.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each Fund included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund, October 1, 2007, through the fiscal year ended May 31, 2012.

Each line in the table shows the number of trading days in which a Fund trades within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

	MARKET PRICE ABOVE OR EQUAL TO NAV			MARKET PRICE BELOW NAV
	Basis point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
db-X 2010 Target Date Fund October 1, 2007 – May 31, 2012	0 - <.25%	69	5.87%	60	5.10%
	.25% - <.50%	73	6.20%	72	6.12%
	.50% - <.75%	115	9.77%	82	6.96%
	.75% - <1.00%	73	6.20%	74	6.29%
	> = 1.00%	162	13.76%	397	33.73%
	Total:	492	41.80%	685	58.20%
db-X 2020 Target Date Fund October 1, 2007 – May 31, 2012	0 - <.25%	70	5.95%	71	6.03%
	.25% - <.50%	69	5.86%	66	5.61%
	.50% - <.75%	121	10.28%	68	5.78%
	.75% - <1.00%	92	7.82%	75	6.37%
	> = 1.00%	132	11.21%	413	35.09%
	Total:	484	41.12%	693	58.88%
db-X 2030 Target Date Fund October 1, 2007 – May 31, 2012	0 - <.25%	72	6.12%	56	4.76%
	.25% - <.50%	89	7.56%	60	5.10%
	.50% - <.75%	129	10.96%	58	4.93%
	.75% - <1.00%	60	5.10%	60	5.09%
	> = 1.00%	174	14.78%	419	35.60%
	Total:	524	44.52%	653	55.48%

db-X Exchange-Traded Funds Inc.

FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS (Continued)

	MARKET PRICE ABOVE OR EQUAL TO NAV			MARKET PRICE BELOW NAV
	Basis point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
db-X 2040 Target Date Fund October 1, 2007 – May 31, 2012	0 - <.25%	104	8.84%	78	6.62%
	.25% - <.50%	99	8.41%	78	6.63%
	.50% - <.75%	137	11.64%	74	6.29%
	.75% - <1.00%	56	4.76%	55	4.67%
	> = 1.00%	168	14.27%	328	27.87%
	Total:	564	47.92%	613	52.08%
db-X In-Target Date Fund October 1, 2007 – May 31, 2012	0 - <.25%	80	6.80%	81	6.88%
	.25% - <.50%	72	6.12%	101	8.58%
	.50% - <.75%	150	12.74%	110	9.34%
	.75% - <1.00%	29	2.46%	96	8.16%
	> = 1.00%	74	6.29%	384	32.63%
	Total:	405	34.41%	772	65.59%

* A basis point equals one-hundredth of one percent (0.01%).

db-X Exchange-Traded Funds Inc.

OFFICERS AND DIRECTORS

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Disinterested Directors:
R. Charles Tschampion Age 66, 60 Wall Street New York, New York 10005	Director, Chairman of the Audit Committee and Member of the Nominating Committee	Since 2007	Director, Special Projects, CFA Institute (2005 to present); Trustee of Lehigh University (October 1998 to June 2010) and Chair of the Investment Sub-Committee for the Lehigh University Endowment Fund (October 1998 to December 2008).	5	Trustee and Member of the Audit Committee, SPDR Select Sector Trust; Director, Real Estate Information Standards Board.
Ernest J. Scalberg Age 67, 60 Wall Street New York, New York 10005	Director, Member of the Audit and Nominating Committees	Since 2007	Research Professor and Director of the GLOBE Center, Monterey Institute of International Studies (2009 to present); Associate Vice President for External Programs and Dean of Fisher Graduate School of International Business (2001 to 2009); Director, Adviser or Trustee to numerous non-profit organizations (1974 to present).	5	Trustee and Chair of the Nominating and Governance Committee and Member of the Audit Committee, SPDR Select Sector Trust; Chairman of the Board of the Foundation, International University in Geneva (IUG), Switzerland.
Michael G. Smith Age 68, 60 Wall Street New York, New York 10005	Director, Member of the Audit and Nominating Committees	Since 2007	Retired; formerly with Merrill lynch as Managing Director of Global Investor Client Strategy (1996 to 1998), Head of Regional U.S. Institutional Sales (1995 to 1996) and of U.S. Central Region (1986 to 1995).	5	Director, Ivy Funds, Inc; Director, Northwestern Mutual Series Fund, Inc; Executive Board Director, Cox Business School, Southern Methodist University.

db-X Exchange-Traded Funds Inc.

OFFICERS AND DIRECTORS (Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Interested Director/Officers:*
Alex Depetris** Age 32 60 Wall Street New York, New York 10005	Director, Chairman of the Board, President, Chief Executive Officer and Secretary	Since 2010	Director in the DBX Group at Deutsche Bank AG 2008; Associate, Arnold & Porter 2006 until 2008; Associate, Sullivan & Worcester 2005 until 2006.	10	Trustee, Chairman of the Board, DBX ETF Trust.
Martin Kremenstein Age 35 60 Wall Street New York, New York 10005	Chief Operating Officer	Since 2010	Director in the DBX Group at Deutsche Bank AG with responsibility for providing investor solutions to the DB sales force in North America since 2006; Vice President, Market Risk Management JP Morgan Chase until 2006.	N/A	N/A
Michael Gilligan Age 45 60 Wall Street New York, New York 10005	Treasurer, Chief Financial Officer and Controller	Since 2010	Director in the Finance Group at Deutsche Bank AG with CFO responsibility for DBX Strategic Advisors LLC, DBX Advisors LLC and DB Commodity Services LLC since 2008; Chief Operating Officer, Americas Credit Trading, Credit Suisse 2007 to 2008; Director in the Finance Group, Credit Suisse 1998 to 2007.	N/A	N/A

db-X Exchange-Traded Funds Inc.

OFFICERS AND DIRECTORS (Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Frank Gecsedi Age 44 60 Wall Street New York, New York 10005	Chief Compliance Officer	Since 2010	Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division Since 2010; Vice President and Compliance Manager at Bank of America Merill Lynch (Formerly Merrill Lynch) (2000-2010)	N/A	N/A

* Officers/Director of the Company are “interested persons” as defined in the 1940 Act.

** Effective February 22, 2011, Mr. Depetris was elected as a Director of the Company and appointed Chairman of the Board. On such date, Mr. Depetris was also elected President and Chief Executive Officer of the Company. Mr. Depetris has served as the Company’s Secretary since 2010.

The Fund’s SAI includes additional information about the Fund’s Directors and is available by calling 1-877-369-4617, or on the Company’s website at www.dbxstrategicadvisors.db.com.

db-X Exchange-Traded Funds Inc.

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT

ADVISORY AND SUB-ADVISORY CONTRACTS

At its meeting on February 13, 2012, the Board of Directors, including the Independent Directors (those not affiliated with the Trust or its service providers), unanimously approved the continuance of the Investment Advisory Agreement and Sub-Advisory Agreement (together, the “Agreements”), on behalf of each of db-X Exchange-Traded Fund’s five (5) underlying portfolios (each, a “Fund”, and together, the “Funds”).

In reaching this decision with respect to the Investment Advisory Agreement (the “Advisory Agreement”), the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the Adviser’s financial resources and its resulting ability to perform its obligations under the Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the fund shareholders would benefit from those economies.

In reaching this decision with respect to the Sub-Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders (including the investment performance of TDAM’s index fund clients); (2) the performance of TDAM with respect to its management of index funds generally, as well as TDAM’s financial resources and its resulting ability to perform its obligations under the Sub-Advisory Agreement; (3) the competitiveness of the sub-advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by TDAM from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the fund shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Fund counsel and through the exercise of its business judgment, that approval of the Agreements and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered and reviewed materials distributed in advance of the meeting that provided a range of information on a variety of factors, including, among other things: (i) information about the duties and responsibilities of the board in connection with its review and consideration of the Agreements; and (ii) and performance and expense ratio information in comparison to peer registered investment companies (collectively, the “15(c) materials”). This information formed the primary, but not exclusive, basis for the Board’s determinations.

The Board considered the following in determining whether to approve the Advisory Agreement:

(i)	Nature, Extent and Quality of Services.

In considering the nature, extent and quality of services that the Adviser proposes to provide to the Funds, the Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Fund. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Fund’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Fund who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operation.

The Board considered the performance of the Funds by discussing the Funds’ annualized index tracking error since the commencement of investment operations, which provides a comparison between the NAV of each Fund’s underlying index as compared to the NAV of each respective Fund. The Board determined that the Funds had tracked their respective indices within acceptable ranges since the Advisory Agreement was previously approved by the Board.

The Board evaluated these factors in consultation with Fund counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Advisory Agreement were reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the Funds were db-X Exchange-Traded Funds Inc.

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT

ADVISORY AND SUB-ADVISORY CONTRACTS (Continued)

subject to an expense waiver agreement which waived fees and/or reimbursed expenses after a specified point. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing index funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Fund, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports the Fund’s compliance program.

(ii)	Adviser’s Financial Resources.

In connection with the assessment of the ability of the Adviser to perform its duties under the Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Advisory Agreement.

(iii)	Competitiveness of Advisory Fee.

The Board considered the level of the advisory fee for each Fund and discussed comparative advisory fees of other comparable exchange-traded funds. The Board considered that this type of information would be useful in assessing whether DBX would be providing services at a cost that was competitive with other exchange-traded funds. The Board concluded that the contract rate advisory fee and total fund expenses for each of the Funds were reasonable, but noted that the advisory fees charged by the Funds were higher than the advisory fees typically charged by the other exchange-traded funds. In concluding that the advisory fees and fund expenses were reasonable, the Board considered the Company’s innovative and unique investment process. In assessing this information, the Directors considered both the gross fees as well as the level of fees after waivers and/or reimbursements.

Based on its review, the Board concluded that the advisory fees were reasonable in light of the services provided.

(iv)	Economies of Scale.

The Board considered whether economies of scale would be realized by the Funds at higher asset levels. The Board also assessed whether certain costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant growth. In the event there were to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

The Board considered the following in determining whether to approve the Sub-Advisory Agreement:

(i)	Nature, Extent and Quality of Services.

In considering the nature, extent and quality of services that TDAM provides to the Funds, the Board reviewed in detail the nature, extent and quality of services to be provided by TDAM under the Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered TDAM’s operational capabilities and resources, and its experience in serving as investment sub-adviser to the Funds and other funds (including certain other index-based ETFs advised by the Adviser). The Board considered the professional experience and qualifications of TDAM’s senior management and key professional personnel, as well as TDAM’s depth and breadth of experience in managing investment portfolios consisting of U.S. and non-U.S. equity securities. In addition, the Board considered TDAM’s operational capabilities and resources, and TDAM’s experience in managing index funds covering various asset classes. The Board noted that TDAM manages its index-based portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a benchmark index, TDAM closely monitors any such changes to devise strategies to realign its portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted TDAM’s processes to minimize the cost of trading.

db-X Exchange-Traded Funds Inc.

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT

ADVISORY AND SUB-ADVISORY CONTRACTS (Continued)

The Board evaluated these factors in consultation with Fund counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by TDAM under the Sub-Advisory Agreement were reasonable and appropriate in relation to the fees to be paid to TDAM, taking special consideration of the fact that the fees to be paid to TDAM were payable by the Adviser and not the Funds.

(ii)	Performance of TDAM; TDAM’s Financial Resources.

The Board considered the performance of the Funds by discussing the Funds’ annualized index tracking error since the commencement of investment operations, which provides a comparison between the level of each Fund’s underlying index as compared to the NAV of each respective Fund. The Board determined that the Funds had tracked their respective indices within acceptable ranges since the Sub-Advisory Agreement was previously approved by the Board.

The Board also considered TDAM’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that TDAM had the financial resources necessary to perform its obligations under the Sub-Advisory Agreement.

(iii)	Competitiveness of Sub-Advisory Fee.

The Board noted that the fee to be paid to TDAM in respect of each Fund would be paid by the Adviser and not the Fund. Based on its review, the Board concluded that the sub-advisory fees were reasonable in light of the services provided.

(iv)	Costs of Services and Profitability.

The Board considered the asset levels at which TDAM expected to “break-even” with respect to its operation of the Funds, and further noted that the fee paid by the Adviser to TDAM under the Sub-Advisory Agreement contained breakpoints.

The Board also considered whether TDAM would benefit in other ways from its relationship with the Funds. The Board discussed TDAM’s practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to TDAM. The Board discussed the potential benefits TDAM derives from the Funds’ soft dollar arrangements, whereby brokers provide brokerage services to the Funds or TDAM in return for allocating fund brokerage.

Given the costs of the services provided by and the profits that could be realized by TDAM in connection with the management of the Funds, the Board determined that the amount of potential profit was fair.

(v)	Economies of Scale.

The Board considered whether economies of scale would be realized by the Funds at higher asset levels. The Board also assessed whether certain costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant growth. In the event there were to be significant asset growth in the Funds, the Board determined to reassess whether the sub-advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth. Given all the information available to it and considering all material factors, the Board concluded that the Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

db-X Exchange-Traded Funds Inc.

ADDITIONAL INFORMATION

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund’s portfolio securities, (and information on how the Funds voted proxies during the period ended June 30, 2010 on Form N-PX) is available without charge, upon request, (i) by calling 877-369-4617; (ii) on the Company’s website at www.dbxstrategicadvisors.db.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 877-369-4617. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.dbxstrategicadvisors.db.com.

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended May 31, 2012.

Federal and State Income Tax

	Qualified Dividend Income*	Dividends Received Deduction*
db-X 2010 Fund	34%	20%
db-X 2020 Fund	82%	49%
db-X 2030 Fund	85%	50%
db-X 2040 Fund	100%	69%
db-X In-Target Fund	82%	50%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

db-X Exchange-Traded Funds Inc.

PRIVACY POLICY NOTICE

DBX Strategic Advisors, LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.dbxstrategicadvisors.db.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

db-X Exchange-Traded Funds Inc.

This report is intended for the shareholders of the db-X Exchange-Traded Funds. It may not be distributed to prospective Investors unless it is preceded or accompanied by the current prospectus.

An Investor should consider the fund’s investment objective, risks, charges and expenses carefully before investing. For this and more complete information about the fund call 877-369-4617 or visit the website www.dbxstrategicadvisors.db.com. Please read the prospectus carefully before investing.

There are risks involved with investing in exchange-traded funds including possible loss of money. db-X Exchange-Traded Funds are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment.

Investments in small and medium capitalization companies will be subject to higher volatility than larger, more established companies.

Investments in foreign securities will be subject to certain risks not associated with domestic securities, such as currency fluctuations, and changes in political and economic conditions.

Investments in fixed income securities will be subject to certain risks as well. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

There is no assurance that the investment process will consistently lead to successful investing. Diversification does not eliminate the risk of experiencing investment losses.

The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

db-X Exchange-Traded Funds are distributed by ALPS Distributors, Inc., member of FINRA, which is neither affiliated with db-X Exchange-Traded Funds Inc. or any other affiliate, nor is it affiliated with The Bank of New York Mellon, Amerivest Investment Management, LLC, or TDAM USA Inc.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

db-X Exchange-Traded Funds Inc.

INVESTMENT ADVISOR

DBX Strategic Advisors LLC

60 Wall Street

New York, NY 10005

INVESTMENT SUB-ADVISOR

TDAM USA Inc.

161 Bay Street, 35th Floor

TD Canada Trust Tower

Toronto, Ontario Canada M5J 2T2

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

5 Times Square

New York, NY 10036

LEGAL COUNSEL

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code is filed as an exhibit to this report on Form N-CSR under item (a)(1).

Item 3. Audit Committee Financial Expert.

R. Charles Tschampion is the designated financial expert on the Audit Committee of db-X Exchange-Traded Funds Inc. with respect to db-X Exchange-Traded Funds Inc., R. Charles Tschampion is not an “interested person” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Fees for audit services for the Registrant’s fiscal year ended May 31, 2012 and 2011, for professional services rendered by Ernst & Young LLP (“principal accountant”) for the audit of the Registrant’s annual financial statements were $90,000 and $90,000, respectively.

(b) Audit-Related Fees. The aggregate fees billed for the Registrant’s fiscal year ended May 31, 2012 and 2011, for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

(c) Tax Fees. Fees for tax services billed to the Registrant during the fiscal year ended May 31, 2012 and 2011, for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $15,000 and $15,000, respectively.

(d) All Other Fees. All other aggregate fees billed for the Registrant’s fiscal year ended May 31, 2012 and 2011 were $0 and $0, respectively.

(e) Audit Committee Pre-Approval Policies and Procedures. In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant. All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Not applicable.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Ernest J. Scalberg, Michael G. Smith and R. Charles Tschampion.

Item 6. Schedule of Investments.

(a) The schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the
Sarbanes-Oxley Act of 2002 are attached as Exhibit 302CERT.

(b) Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the
Sarbanes-Oxley Act of 2002 are attached as Exhibit 906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) db-X Exchange-Traded Funds Inc.

By:	/s/ Alex Depetris
Name:	Alex Depetris
Title:	President and Chief Executive Officer

Date:	August 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Depetris
Name:	Alex Depetris
Title:	President and Chief Executive Officer

Date:	August 3, 2012

By:	/s/ Michael Gilligan
Name:	Michael Gilligan
Title:	Treasurer, Chief Financial Officer and Controller

Date:	August 3, 2012